Vanguard® Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of July 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (97.1%)
Alabama (2.4%)
	Alabama GO	4.000%	11/1/30	6,195	6,312
	Alabama GO	4.000%	11/1/31	6,445	6,552
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/39	1,135	1,224
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/38	1,465	1,491
	Auburn University College & University Revenue	5.000%	6/1/48	12,500	13,129
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	300	337
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	325	365
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/36	695	711
[2]	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	2/1/29	17,210	18,120
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	24,435	24,323
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	2,210	2,197
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/23	4,000	3,999
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/27	8,470	8,438
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/27	19,985	19,727
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/29	3,755	3,942
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	10/1/30	3,455	3,642
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	12/1/30	10,565	11,305
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/31	12,835	12,627
	Black Belt Energy Gas District Natural Gas Revenue PUT (Gas Project)	4.000%	12/1/26	14,845	14,659
	Black Belt Energy Gas District Natural Gas Revenue PUT (Gas Project)	4.000%	12/1/29	16,965	16,559
	Black Belt Energy Gas District Natural Gas Revenue PUT (Project No. 6)	4.000%	12/1/26	11,655	11,537
	Black Belt Energy Gas District Natural Gas Revenue PUT (Project No. 6)	5.000%	6/1/28	32,290	33,506
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	1,630	1,574

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	1,560	1,465
	Decatur AL Waterworks & Sewer System Water Revenue	4.000%	8/15/50	5,160	4,911
	Huntsville AL GO	5.000%	5/1/32	3,190	3,447
	Huntsville Public Building Authority Lease (Appropriation) Revenue	5.000%	2/1/47	3,715	3,971
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	625	606
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	605	577
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	690	652
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	545	510
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/41	645	600
	Jefferson County AL Board of Education Special Tax Revenue	5.000%	2/1/46	3,000	3,112
	Jefferson County AL Sewer Revenue	6.000%	10/1/42	8,780	9,242
	Jefferson County AL Sewer Revenue	7.000%	10/1/51	10,000	10,538
	Jefferson County AL Sewer Revenue	6.500%	10/1/53	15,545	16,368
[3,4]	Jefferson County AL Sewer Revenue, 6.600% coupon rate effective 10/1/23	0.000%	10/1/42	12,500	13,023
[4]	Jefferson County AL Sewer Revenue, 7.750% coupon rate effective 10/1/23	0.000%	10/1/46	1,100	1,148
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	10,705	10,621
	Mobile Alabama Industrial Development Board Industrial Revenue GO PUT	3.780%	6/16/26	430	430
	Montgomery AL GO	5.000%	12/1/33	475	536
	Oxford AL GO	5.000%	7/1/52	3,750	4,009
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	4.000%	4/1/24	5,115	5,108
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	6/1/24	6,335	6,320
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT (Project No. 1)	4.000%	10/1/28	10,605	10,443
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT (Project No. 3)	5.500%	12/1/29	1,215	1,295
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT (Project No. 4)	5.000%	8/1/28	8,765	9,042
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT (Project No. 5)	5.250%	7/1/29	12,110	12,650
	Tuscaloosa AL GO	3.000%	10/1/50	3,000	2,287
[5]	Tuscaloosa County IDA Industrial Revenue (Hunt Refining Project)	4.500%	5/1/32	4,273	3,985
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/41	4,505	4,623
[1]	University of South Alabama College & University Revenue	5.000%	10/1/29	1,000	1,066

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	University of South Alabama College & University Revenue	5.000%	10/1/30	1,020	1,084
[1]	University of South Alabama College & University Revenue	5.000%	10/1/31	1,000	1,063
[1]	University of South Alabama College & University Revenue	5.000%	10/1/32	750	797
[1]	University of South Alabama College & University Revenue	5.000%	10/1/33	1,435	1,523
	West Jefferson Industrial Development Board Industrial Revenue (Alabama Power Company Project)	3.650%	6/1/28	2,120	2,120
					365,448
Alaska (0.1%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/26	1,000	1,056
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/32	850	951
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond), Prere.	5.000%	6/1/25	6,620	6,833
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond), Prere.	5.000%	6/1/25	3,995	4,124
	Municipality of Anchorage AK GO	4.000%	9/1/37	1,000	1,020
	Municipality of Anchorage AK GO	4.000%	9/1/38	1,000	1,011
	Municipality of Anchorage AK GO	4.000%	9/1/39	2,620	2,630
	Municipality of Anchorage AK GO	4.000%	9/1/40	1,500	1,499
	Municipality of Anchorage AK GO	4.000%	9/1/41	1,285	1,276
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	1,535	1,525
					21,925
Arizona (1.3%)
	Arizona Board of Regents College & University Revenue	4.000%	7/1/38	1,250	1,279
	Arizona Board of Regents College & University Revenue	5.000%	7/1/43	4,000	4,334
[5]	Arizona IDA Charter School Aid Revenue	5.750%	7/15/48	3,200	3,175
[5]	Arizona IDA Charter School Aid Revenue	5.000%	7/1/49	1,610	1,464
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/41	505	456
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/51	490	410
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/61	2,875	2,306
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	1,000	996
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	1,000	989
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	500	491
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/31	1,000	1,149
[1]	Arizona IDA Local or Guaranteed Housing Revenue	4.000%	6/1/44	1,250	1,209
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/49	1,375	1,440
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/54	2,000	2,088

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/58	1,500	1,565
[5,6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	7.750%	7/1/50	4,000	1,200
[5,6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.000%	7/1/51	5,000	1,500
	Buckeye AZ Sales Tax Revenue	5.000%	7/1/35	4,480	4,591
	Buckeye AZ Sales Tax Revenue	5.000%	7/1/43	11,690	11,913
	Bullhead AZ Excise Taxes Sales Tax Revenue	2.700%	7/1/51	5,020	3,444
	Coconino County Pollution Control Corp. Electric Power & Light Revenue PUT (Nevada Power Co. Project)	3.750%	3/31/26	330	331
	Glendale IDA Student Loan Revenue	5.000%	5/15/28	1,350	1,464
	Glendale IDA Student Loan Revenue	5.000%	5/15/30	1,050	1,179
	Glendale IDA Student Loan Revenue	5.000%	5/15/31	425	475
	Glendale IDA Student Loan Revenue	5.000%	5/15/32	525	586
	La Paz County IDA Charter School Aid Revenue	5.000%	2/15/48	1,350	1,300
	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/49	1,500	1,523
[5]	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/49	3,500	3,167
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/55	11,535	9,917
[5]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/41	1,275	1,051
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/41	5,000	5,190
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/42	4,000	4,116
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	5,000	5,209
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	1,500	1,563
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/28	1,540	1,657
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/34	545	573
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/35	350	366
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/36	500	518
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/37	600	614
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/33	200	210
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/34	200	208
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/35	250	259
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/37	250	255
	Mesa AZ Utility System Water Revenue	4.000%	7/1/31	7,275	7,430
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/44	4,425	4,838
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/44	1,000	1,093
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/35	5,515	5,782
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/49	13,905	14,685
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/31	3,080	3,404
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/33	2,135	2,357

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/34	2,030	2,237
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/35	2,100	2,303
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/36	3,025	3,290
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/37	3,350	3,622
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/38	3,440	3,697
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/37	3,750	3,823
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/42	3,000	3,026
[5]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/41	1,000	820
[5]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/51	2,570	1,909
[5]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/57	3,680	2,639
[5]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/57	500	359
	Pinal County Electric District No. 3 Electric Power & Light Revenue	4.000%	7/1/32	1,035	1,056
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/38	3,155	3,305
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/34	10,045	10,916
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/35	10,020	10,878
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/24	2,220	2,241
	Salt Verde Financial Corp. Natural Gas Revenue	5.000%	12/1/37	1,545	1,615
	University of Arizona College & University Revenue	5.000%	6/1/35	1,655	1,890
	University of Arizona College & University Revenue	5.000%	6/1/36	1,500	1,697
	University of Arizona College & University Revenue	5.000%	6/1/37	2,235	2,507
	University of Arizona College & University Revenue	5.000%	6/1/38	3,200	3,567
	University of Arizona College & University Revenue	5.000%	6/1/42	2,515	2,581
					197,297
Arkansas (0.1%)
	Bentonville AR Sales & Use Tax Sales Tax Revenue	1.050%	11/1/46	175	172
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/42	1,000	1,074
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/43	1,000	1,072
	Rogers School District No. 30 GO	3.000%	2/1/30	4,660	4,515
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/24	1,895	1,916
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/24	2,360	2,386
	University of Arkansas College & University Revenue, Prere.	5.000%	5/1/24	2,170	2,199
	University of Arkansas College & University Revenue, Prere.	5.000%	5/1/24	2,855	2,893
					16,227

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California (9.1%)
[3,4]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.450% coupon rate effective 10/1/37	0.000%	10/1/52	9,000	4,600
[7]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/30	5,000	3,929
	Alameda County CA Unified School District GO	5.000%	8/1/39	11,455	11,865
	Bay Area Toll Authority Highway Revenue	2.600%	4/1/56	3,000	2,063
	California Community Choice Financing Authority Electric Power & Light Revenue (Green Bond Clean Energy Projects) PUT	5.000%	8/1/29	12,105	12,698
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/28	5,000	4,986
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/28	50,000	52,745
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/29	1,980	2,066
	California Community Choice Financing Authority Natural Gas Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/27	8,660	8,637
	California Community Choice Financing Authority Natural Gas Electric Power & Light Revenue PUT	4.000%	8/1/31	13,640	13,559
[5]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	15,000	12,223
[5]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	4,000	3,283
[5]	California Community Housing Agency Local or Guaranteed Housing Revenue	3.000%	8/1/56	2,500	1,648
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,000	926
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,075	996
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	30	31
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/36	3,000	3,095
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/42	5,000	5,157
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	9,495	11,244
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/45	4,555	5,387
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	4,000	4,735
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/49	15,550	18,434
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/51	2,050	2,433
	California Educational Facilities Authority College & University Revenue, Prere.	4.000%	1/1/26	10,000	10,247
	California GO	5.000%	9/1/31	15,050	16,084
	California GO	5.000%	3/1/32	1,155	1,325
[3]	California GO	5.250%	8/1/32	9,765	11,702
	California GO	5.000%	3/1/33	3,000	3,434
	California GO	4.000%	8/1/33	5,000	5,144
	California GO	5.000%	8/1/33	16,100	17,157
	California GO	5.000%	3/1/34	1,500	1,713

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	12/1/34	5,000	5,764
	California GO	5.000%	3/1/35	6,130	6,979
	California GO	5.000%	4/1/35	3,125	3,454
	California GO	5.000%	8/1/35	1,170	1,240
	California GO	5.000%	9/1/35	13,255	14,069
	California GO	5.000%	9/1/35	1,000	1,180
	California GO	4.000%	3/1/36	8,695	9,081
	California GO	5.000%	9/1/36	1,715	2,013
	California GO	5.000%	9/1/36	5,000	5,867
	California GO	3.000%	10/1/36	5,400	4,966
	California GO	5.000%	4/1/37	1,010	1,115
	California GO	5.000%	4/1/37	3,000	3,468
	California GO	3.000%	10/1/37	4,750	4,263
	California GO	5.000%	11/1/37	2,000	2,319
	California GO	5.000%	9/1/39	4,880	5,598
	California GO	5.000%	10/1/39	1,500	1,655
	California GO	3.000%	11/1/40	4,500	3,889
	California GO	3.000%	11/1/41	5,500	4,703
	California GO	5.000%	4/1/42	1,500	1,601
	California GO	5.000%	4/1/42	5,000	5,608
	California GO	5.000%	9/1/42	3,200	3,605
	California GO	5.000%	10/1/42	10,000	10,893
	California GO	5.000%	10/1/42	2,000	2,267
	California GO	5.000%	11/1/42	1,690	1,907
	California GO	5.000%	10/1/45	1,000	1,125
	California GO	5.250%	10/1/50	4,000	4,547
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	3,575	3,846
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/42	1,115	1,153
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/46	3,000	2,969
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/47	10,435	7,752
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/48	2,500	2,466
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/50	15,000	14,028
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/51	12,260	11,915
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/25	29,100	30,434
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/33	7,440	7,288
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/35	6,846	6,662
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/35	14,414	13,496
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/36	13,634	12,338
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.375%	9/20/36	1,798	1,788
[5]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.500%	9/1/23	7,550	7,549
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/49	2,080	2,222

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.350%	4.330%	8/1/47	1,500	1,484
[8]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.680%	12/1/50	1,000	973
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/46	2,470	1,747
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	8,000	7,070
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/51	9,095	8,339
[3]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue COP	5.250%	11/1/52	5,000	5,332
[1]	California Municipal Finance Authority Lease Revenue	5.000%	8/1/41	5,100	5,311
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/51	4,465	3,338
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/54	1,200	877
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/46	3,000	3,262
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/51	2,000	1,953
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/34	1,500	1,756
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/33	1,395	1,599
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/34	1,500	1,716
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/38	1,250	1,284
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/41	1,500	1,511
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/35	1,020	1,186
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/36	4,000	4,231
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	8/1/37	610	635
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/40	1,450	1,629
	California State Public Works Board Lease (Appropriation) Revenue (Various Capital Project)	4.000%	11/1/38	2,920	3,006
	California State University College & University Revenue	5.000%	11/1/34	2,020	2,185
	California State University College & University Revenue	5.000%	11/1/36	6,010	6,441
	California State University College & University Revenue	5.000%	11/1/37	1,025	1,139
	California State University College & University Revenue	5.000%	11/1/43	3,190	3,304
[2]	California State University College & University Revenue	5.250%	11/1/48	1,500	1,705
[2]	California State University College & University Revenue	5.250%	11/1/53	1,000	1,130

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	California State University College & University Revenue PUT	3.125%	11/1/26	1,000	996
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/39	1,000	874
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/46	1,000	969
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/58	2,500	2,501
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	8,315	9,339
[3]	California Statewide Communities Development Authority Miscellaneous Revenue, Prere.	5.000%	11/15/24	6,200	6,361
	Chaffey Joint Union High School District GO	5.250%	8/1/47	3,290	3,470
[3]	Charter Oak Unified School District GO, Prere.	5.000%	8/1/25	5,270	5,464
[3]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/33	3,130	3,242
[3]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/34	1,100	1,139
[3]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/35	865	896
[3]	Chula Vista Elementary School COP	2.000%	9/1/46	6,500	4,087
[3]	Chula Vista Elementary School COP	2.000%	9/1/51	3,500	2,048
	Clovis Unified School District GO, Prere.	5.000%	8/1/23	2,390	2,390
[5]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	3.300%	4/1/51	9,950	7,078
	Coast Community College District GO	3.000%	8/1/39	4,300	3,791
	Corona-Norco Unified School District GO, Prere.	5.000%	8/1/25	6,625	6,880
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	7/1/56	5,000	3,453
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/56	5,250	3,967
	Downey Unified School District GO	3.000%	8/1/46	5,720	4,510
	Downey Unified School District GO	3.000%	8/1/47	6,240	4,874
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/44	7,000	7,580
[3]	East Side Union High School District GO	3.000%	8/1/34	4,600	4,365
[9]	El Camino Healthcare District GO	0.000%	8/1/30	5,000	3,929
	Foothill-De Anza Community College District GO	4.000%	8/1/34	2,185	2,261
	Foothill-De Anza Community College District GO	3.000%	8/1/38	1,625	1,457
	Foothill-De Anza Community College District GO	3.000%	8/1/38	750	672
	Foothill-De Anza Community College District GO	3.000%	8/1/39	1,875	1,666
	Foothill-De Anza Community College District GO	3.000%	8/1/40	1,500	1,304
	Fresno Unified School District GO	3.000%	8/1/55	6,500	4,846
	Gavilan Joint Community College District GO	3.000%	8/1/45	10,215	8,165
	Gilroy Public Facilities Financing Authority Lease (Non-Terminable) Revenue	3.000%	8/1/51	1,750	1,340
	Glendale CA Community College District GO	0.000%	8/1/33	1,405	996
[3]	Hacienda La Puente County CA Unified School District COP	4.000%	6/1/45	5,855	5,850
[1]	Hayward Unified School District GO	5.000%	8/1/40	9,000	9,681

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Irvine Facilities Financing Authority Special Tax Revenue	4.000%	9/1/58	12,000	11,646
	Irvine Unified School District GO	2.250%	9/1/49	7,775	5,097
	Kern Community College District GO	3.000%	8/1/46	4,890	3,822
	La Canada Unified School District GO	5.000%	8/1/47	5,000	5,298
	La Canada Unified School District GO	5.750%	8/1/50	3,250	3,858
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/42	1,000	903
	Lodi CA Unified School District GO	2.000%	8/1/43	5,000	3,363
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/37	4,365	4,504
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/42	1,500	1,540
[10]	Long Beach Unified School District GO	0.000%	8/1/33	500	358
	Los Angeles CA Unified School District GO	5.000%	7/1/35	375	408
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/36	6,000	6,503
	Los Angeles CA Unified School District GO	5.000%	7/1/36	535	579
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	9,150	10,091
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	8,215	8,991
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/44	5,340	5,736
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	1,155	1,306
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/40	1,000	1,123
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	2.625%	12/1/51	4,800	3,396
	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agency Tax Allocation Revenue (Long Beach Project Area)	5.000%	8/1/30	4,685	4,862
	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agency Tax Allocation Revenue (Long Beach Project Area)	5.000%	8/1/31	7,180	7,451
	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agency Tax Allocation Revenue (Long Beach Project Area)	5.000%	8/1/32	6,465	6,708
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	2,000	2,309
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	2,000	2,289
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	3,500	3,979
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	7,000	7,168
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	3,500	3,963
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	1,500	1,686
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/48	6,000	5,937
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/48	6,000	6,616
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/49	4,750	5,073
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	3,000	3,374
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	3,000	3,352

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	1,465	1,629
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/46	3,725	4,079
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/50	3,000	3,231
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	1,200	1,303
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	6,040	6,639
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/47	5,000	5,245
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/48	6,000	6,373
	Los Angeles Department of Water & Power Water System Revenue	5.000%	7/1/52	10,000	10,949
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	5,000	5,716
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	5,000	5,627
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/48	7,000	7,448
	Los Angeles Department of Water Revenue	5.000%	7/1/50	18,805	20,279
	Los Angeles Unified School District GO	5.250%	7/1/47	6,750	7,612
[1]	Lynwood CA Unified School District GO	3.000%	8/1/48	3,500	2,724
[8]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	4.120%	7/1/37	1,000	999
[8]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	4.120%	7/1/37	1,500	1,501
[8]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	4.120%	7/1/47	1,500	1,499
[3]	Montebello Unified School District GO	5.500%	8/1/47	3,500	3,871
[3]	Montebello Unified School District GO	5.000%	8/1/50	2,000	2,131
[3]	Moreno Valley Unified School District GO	4.125%	8/1/50	1,500	1,505
[4]	Mount San Antonio Community College District GO, 5.875% coupon rate effective 8/1/23	0.000%	8/1/28	3,025	3,346
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/50	7,750	5,935
	Oak Grove School District GO	4.000%	8/1/49	4,000	3,957
[3]	Oakland Unified School District/Alameda County GO	3.000%	8/1/40	7,000	5,939
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/40	1,000	1,016
	Oxnard Union High School District GO	5.000%	8/1/45	2,505	2,671
	Palomar Health GO	0.000%	8/1/37	5,415	2,976
[10]	Palomar Health GO	7.000%	8/1/38	10,000	11,451
	Peralta Community College District GO	5.500%	8/1/52	2,000	2,267
[3]	Pittsburg Unified School District GO	5.000%	8/1/47	2,180	2,372
	Poway Unified School District GO	0.000%	8/1/51	20,000	5,486
	Richmond CA Wastewater Sewer Revenue	5.000%	8/1/42	1,285	1,359
	Riverside Community College District GO, Prere.	5.000%	8/1/25	5,870	6,101
	Riverside Community College District GO, Prere.	5.000%	8/1/25	5,555	5,774
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.250%	11/1/25	8,330	8,750

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.250%	11/1/25	10,000	10,505
[3]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project)	4.000%	10/1/33	4,345	4,472
[3]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project)	4.000%	10/1/34	4,000	4,104
[1]	Sacramento CA City Unified School District GO	5.500%	8/1/47	1,265	1,403
[1]	Sacramento CA City Unified School District GO	5.500%	8/1/52	5,135	5,678
[9]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/28	15,815	13,126
	San Bernardino Community College District GO, Prere.	5.000%	8/1/25	3,750	3,898
	San Bernardino County CA (Capital Facilities Project) COP, ETM	6.875%	8/1/24	2,970	3,046
	San Diego CA Unified School District GO	0.000%	7/1/33	2,500	1,735
	San Diego CA Unified School District GO	0.000%	7/1/35	3,605	2,286
	San Diego CA Unified School District GO	0.000%	7/1/37	14,000	8,429
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,025	1,150
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/56	16,000	17,064
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/52	9,450	10,381
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/37	4,740	5,025
	San Dieguito Union High School District GO, Prere.	4.000%	8/1/25	4,960	5,070
	San Dieguito Union High School District GO, Prere.	4.000%	8/1/25	1,820	1,860
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/36	2,250	2,078
[1]	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/50	5,035	3,856
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/44	3,000	2,455
	San Francisco CA City & County COP	4.000%	9/1/34	5,085	5,088
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/34	8,225	8,817
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/35	7,500	8,007
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/50	6,145	6,467
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/52	13,240	14,282
	San Francisco City & County CA Community Facilities District No. 2014-1 Special Tax Revenue	5.000%	9/1/47	1,735	1,837
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/50	4,900	4,829
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/29	1,000	1,056
	San Francisco Community College District GO	3.000%	6/15/45	3,850	2,933
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/51	5,000	4,917
	San Francisco Municipal Transportation Agency Transit Revenue	5.000%	3/1/51	3,450	3,671

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco Unified School District GO	4.000%	6/15/35	1,000	1,045
	San Francisco Unified School District GO	3.000%	6/15/39	2,000	1,767
	San Francisco Unified School District GO	3.000%	6/15/40	2,000	1,740
[3]	San Jacinto Unified School District COP	5.000%	9/1/37	1,850	2,031
[3]	San Jacinto Unified School District COP	5.000%	9/1/39	1,020	1,105
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/42	575	568
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/44	200	195
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/25	1,400	1,441
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/25	1,650	1,698
	San Jose Evergreen Community College District GO	3.000%	9/1/35	1,225	1,191
	San Luis Obispo County Financing Authority Lease (Appropriation) Revenue (Multiple Capital Projects)	5.500%	11/15/47	5,165	5,767
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/43	3,000	3,205
	San Mateo Union High School District GO, Prere.	4.000%	9/1/25	6,240	6,385
	San Rafael City Elementary School District GO	5.250%	8/1/52	4,000	4,362
	San Rafael City High School District GO	5.250%	8/1/52	4,000	4,406
	San Ramon Valley CA Unified School District GO, Prere.	4.000%	8/1/25	2,200	2,248
[3]	Sanger Unified School District COP (Capital Projects)	5.000%	6/1/45	5,500	5,821
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/36	2,500	2,328
	Santa Monica Public Financing Authority Lease Revenue (City Yards Project)	2.125%	7/1/46	5,500	3,664
	Santa Monica Public Financing Authority Lease Revenue (City Yards Project)	2.250%	7/1/51	6,500	4,188
	Santa Monica-Malibu Unified School District GO	3.000%	8/1/42	1,585	1,335
[3]	Santa Rosa High School District GO	5.000%	8/1/43	3,265	3,413
	Santa Rosa High School District GO	5.000%	8/1/53	5,000	5,461
[3]	Simi Valley Unified School District GO	0.000%	8/1/29	1,495	1,221
	Solano County Community College District GO	3.000%	8/1/50	3,100	2,339
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue	5.250%	6/1/46	1,500	1,648
	Southwestern Community College District GO	3.000%	8/1/40	2,000	1,704
	Southwestern Community College District GO, Prere.	5.000%	8/1/25	7,800	8,123
	State Center Community College District GO	3.000%	8/1/39	2,600	2,292
	State Center Community College District GO	3.000%	8/1/41	5,250	4,507
[3]	Stockton Unified School District GO	5.000%	8/1/42	4,650	4,706
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,320	1,312
[1]	Twin Rivers Unified School District GO, Prere.	5.000%	2/1/24	2,000	2,016
	Union Elementary School District GO	4.000%	9/1/52	1,875	1,838
	Union Sanitary District Financing Authority Lease Revenue	3.000%	9/1/45	1,375	1,112
	Union Sanitary District Financing Authority Lease Revenue	3.000%	9/1/50	1,500	1,166
	University of California College & University Revenue	5.000%	5/15/35	10,045	10,843
	University of California College & University Revenue	5.250%	5/15/37	3,000	3,043

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue	5.250%	5/15/38	10,000	10,142
	University of California College & University Revenue	5.000%	5/15/39	1,000	1,149
	University of California College & University Revenue	4.000%	5/15/40	4,265	4,389
	University of California College & University Revenue	5.000%	5/15/46	3,105	3,229
	University of California College & University Revenue	4.000%	5/15/51	12,000	11,868
	University of California College & University Revenue (Limited Project)	5.000%	5/15/38	1,000	1,084
	University of California College & University Revenue (Limited Project)	4.000%	5/15/51	10,000	9,825
	University of California College & University Revenue (Limited Project)	5.000%	5/15/58	15,000	15,915
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	7,000	7,921
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/42	10,000	11,183
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/53	9,000	8,490
[3]	Val Verde Unified School District GO	3.000%	8/1/47	1,730	1,344
	Vallecitos Water District COP	2.250%	8/1/46	2,000	1,369
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/31	5,110	5,298
	Washington Township Health Care District GO	5.500%	8/1/38	5,125	5,236
	West Sonoma County Union High School District GO	5.000%	8/1/49	1,000	1,058
					1,394,520
Colorado (2.3%)
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/30	1,100	1,120
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/31	1,515	1,542
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/38	1,370	1,407
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/39	1,000	1,025
	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/43	2,000	2,314
	Brighton CO Water Activity Water Revenue	5.000%	6/1/52	12,385	13,444
[3]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/50	1,180	1,112
[5]	Centerra Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/29	4,000	3,947
	Colorado COP	5.000%	12/15/33	4,760	5,405
	Colorado COP	4.000%	12/15/34	4,995	5,235
	Colorado COP	4.000%	12/15/35	1,000	1,025
	Colorado COP	6.000%	12/15/40	5,000	5,976
	Colorado COP	6.000%	12/15/41	3,570	4,245
	Colorado COP	5.250%	3/15/42	5,000	5,240
	Colorado COP	4.000%	3/15/46	6,000	5,895
	Colorado COP, Prere.	4.000%	11/1/23	12,675	12,695
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue	5.000%	12/1/38	1,000	1,039

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue	4.000%	12/1/48	2,500	2,219
Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/55	5,000	5,098
Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/51	750	604
Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/61	1,350	1,038
Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	5.000%	3/1/43	4,750	4,960
Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	5.000%	3/1/47	7,035	7,326
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,045	3,298
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	3,020	3,259
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	2,600	2,556
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/37	1,550	1,691
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	3,500	3,409
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/39	1,625	1,570
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	1,200	1,295
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/40	7,500	7,478
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	1,750	1,818
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/42	1,500	1,123
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/42	2,000	2,066
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	19,750	20,369
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/47	3,260	3,485
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/50	15,000	14,019
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	11/15/51	7,960	6,001
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/52	7,500	7,133
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/48	1,000	765
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/17/26	4,000	4,193
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	1,500	1,633
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/39	1,000	1,106
Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/52	4,000	4,484
Colorado Springs CO Utilities System Sewer Revenue	5.000%	11/15/42	2,895	3,059

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado Springs CO Utilities System Water Revenue	5.000%	11/15/43	1,295	1,389
[3]	Commerce City CO Sales Tax Revenue, Prere.	5.000%	8/1/24	4,000	4,062
	Denver City & County School District No. 1 GO	5.000%	12/1/41	5,000	5,585
	Denver City & County School District No. 1 GO	3.000%	12/1/43	2,565	2,133
	Denver City & County School District No. 1 GO	5.000%	12/1/45	1,240	1,368
	Denver CO City & County Hotel Occupancy Tax Revenue	5.000%	8/1/48	10,605	10,797
	Denver CO City & County Sales Tax Revenue	5.000%	8/1/44	7,415	7,650
[5]	DIATC Metropolitan District GO	5.000%	12/1/39	1,000	961
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/25	9,700	8,984
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	4,120	3,325
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/30	6,560	5,100
[8]	E-470 Public Highway Authority Highway Revenue, 67% of SOFR + 0.350%	3.901%	9/1/39	700	698
	El Paso County School District No. 2 Harrison GO	5.000%	12/1/38	1,070	1,199
	El Paso County School District No. 2 Harrison GO	5.000%	12/1/39	3,000	3,346
	El Paso County School District No. 2 Harrison GO	5.000%	12/1/40	3,600	4,000
	El Paso County School District No. 2 Harrison GO	5.000%	12/1/41	2,150	2,381
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO, Prere.	4.000%	12/15/25	4,515	4,624
	Grand County School District No. 2 East Grand GO	4.000%	12/1/39	1,390	1,417
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/42	1,000	1,116
	Jefferson County School District R-1 GO	4.000%	12/15/37	2,220	2,279
[3]	Midcities Metropolitan District No. 2 Ad Valorem Property Tax Revenue	4.000%	12/1/46	4,626	4,359
	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/46	5,750	6,007
	Parker Water & Sanitation District Water Revenue	4.000%	11/1/52	16,300	15,496
	Public Authority for Colorado Energy Natural Gas Revenue	6.500%	11/15/38	5,000	6,025
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/36	4,440	4,660
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/33	1,865	2,103
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/34	2,560	2,880
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/35	1,860	2,070
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/36	2,850	3,146
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/37	4,085	4,470
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/38	4,440	4,832
	Thornton CO COP	4.000%	12/1/39	3,000	2,988
	University of Colorado College & University Revenue	5.000%	6/1/44	3,490	3,730
	University of Colorado College & University Revenue	4.000%	6/1/51	4,000	3,855

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Colorado College & University Revenue	4.000%	6/1/51	4,000	3,855
	Waterview II Metropolitan District GO	5.000%	12/1/41	1,250	1,144
	Weld County School District No. 6 Greeley GO	5.000%	12/1/34	3,255	3,656
	Weld County School District No. 6 Greeley GO	5.000%	12/1/36	4,155	4,587
	Weld County School District No. 6 Greeley GO	5.000%	12/1/44	3,000	3,232
	Weld County School District No. RE-2 Eaton GO	5.000%	12/1/44	3,015	3,240
	Weld County School District No. RE-4 GO	5.250%	12/1/41	2,805	2,916
[3]	Whispering Pines Metropolitan District No. 1 GO	5.000%	12/1/52	1,000	1,040
					352,426
Connecticut (0.7%)
	Connecticut GO	5.000%	8/1/27	810	875
	Connecticut GO	5.000%	8/1/28	1,005	1,105
	Connecticut GO	3.000%	1/15/33	1,090	1,049
	Connecticut GO	4.000%	6/1/33	850	908
	Connecticut GO	4.000%	6/1/34	1,425	1,518
	Connecticut GO	4.000%	6/15/34	4,000	4,036
	Connecticut GO	3.000%	6/1/35	1,000	932
	Connecticut GO	4.000%	1/15/36	9,230	9,660
	Connecticut GO	4.000%	1/15/37	4,520	4,684
	Connecticut GO	3.000%	6/1/38	2,000	1,747
	Connecticut GO	3.000%	1/15/39	4,710	4,032
[1]	Connecticut GO	5.000%	4/15/39	5,050	5,480
	Connecticut GO	3.000%	1/15/40	4,790	4,015
	Connecticut GO	4.000%	6/15/41	300	302
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/44	40	40
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/45	2,770	2,748
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/50	4,630	4,465
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/32	10	11
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/33	3,825	3,887
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/35	5,500	6,272
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/36	2,250	2,344
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/37	6,500	6,704
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/38	1,305	1,329
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/39	2,580	2,606
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/39	1,200	1,213
	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/40	5,000	5,716
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/40	1,235	1,245
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.375%	7/12/24	2,000	1,936
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	2,750	2,679

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,500	1,454
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	2,925	2,819
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,250	1,191
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	1,755	1,651
	Metropolitan Council GO	4.000%	9/1/34	2,100	2,225
	Metropolitan District GO	5.000%	7/15/33	1,045	1,148
	Metropolitan District GO	5.000%	7/15/36	1,750	1,896
	Metropolitan District GO	4.000%	7/15/37	1,000	1,017
	Rocky Hill CT GO	3.000%	1/15/35	1,615	1,539
	Rocky Hill CT GO	3.000%	1/15/36	1,565	1,454
					99,932
Delaware (0.1%)
[5]	Affordable Housing Tax Exempt Bond Pass Through Trust Local or Guaranteed Housing Revenue TOB	6.000%	10/5/40	5,000	4,873
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/31	45	52
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/34	165	193
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/35	165	191
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/36	165	191
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/37	165	187
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/38	165	184
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/39	150	165
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/40	165	181
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/41	180	196
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/42	175	190
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	1,000	914
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	310	283
	University of Delaware College & University Revenue	5.000%	11/1/41	2,490	2,887
	University of Delaware College & University Revenue	5.000%	11/1/42	1,840	2,129
	University of Delaware College & University Revenue	5.000%	11/1/43	1,000	1,157
	University of Delaware College & University Revenue	5.000%	11/1/43	1,540	1,782
					15,755
District of Columbia (1.6%)
	District of Columbia Appropriations Revenue	5.000%	12/1/34	2,200	2,460

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	District of Columbia Charter School Aid Revenue	5.000%	6/1/50	1,500	1,371
	District of Columbia Charter School Aid Revenue	5.000%	6/1/55	1,000	900
	District of Columbia College & University Revenue	3.000%	4/1/40	700	553
	District of Columbia College & University Revenue	3.000%	4/1/41	750	582
	District of Columbia College & University Revenue	5.000%	4/1/46	1,500	1,553
	District of Columbia GO	5.000%	6/1/28	2,505	2,706
	District of Columbia GO	5.000%	6/1/28	2,500	2,744
	District of Columbia GO	5.000%	6/1/32	1,725	1,811
	District of Columbia GO	4.000%	6/1/34	6,000	6,191
	District of Columbia GO	5.000%	10/15/36	2,000	2,199
	District of Columbia GO	5.000%	10/15/37	5,000	5,464
	District of Columbia GO	5.000%	10/15/38	3,105	3,383
	District of Columbia GO	5.000%	1/1/41	3,000	3,394
	District of Columbia GO	5.000%	6/1/42	5,235	5,487
	District of Columbia GO	5.000%	6/1/43	1,000	1,059
	District of Columbia GO	5.000%	10/15/44	14,020	15,061
	District of Columbia GO	5.250%	1/1/48	7,875	8,879
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	9,235	9,548
	District of Columbia Income Tax Revenue	5.000%	3/1/36	5,325	5,997
	District of Columbia Income Tax Revenue	4.000%	3/1/37	9,675	9,886
	District of Columbia Income Tax Revenue	5.000%	12/1/37	10,000	11,506
	District of Columbia Income Tax Revenue	5.000%	3/1/40	2,605	2,863
	District of Columbia Income Tax Revenue	5.000%	3/1/44	4,720	5,107
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/36	3,775	3,894
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/36	3,705	3,852
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/37	2,650	2,702
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/39	3,500	3,531
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/47	3,940	3,853
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/49	11,745	12,420
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/51	2,150	2,079
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/35	2,000	2,045
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/47	1,000	1,043
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/49	34,490	32,526
[3]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/52	13,300	12,598
[3]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	2,650	2,491
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	35,325	32,862
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/37	1,250	1,279
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/38	1,300	1,325

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/39	1,000	1,015
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/30	5,025	5,406
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/38	500	503
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/40	1,170	1,168
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/36	1,400	1,303
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/38	4,000	4,098
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/40	4,000	3,458
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.125%	7/15/47	4,000	3,965
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/46	1,045	1,133
					251,253
Florida (5.3%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/46	1,200	882
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/46	2,500	1,838
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/52	14,425	14,919
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.250%	10/1/23	6,000	6,019
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/47	1,000	981
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	4/1/26	1,000	991
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/33	1,500	1,552
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/49	3,270	3,146
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/54	1,400	1,330
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	8/1/55	845	811
[5]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	7/1/56	11,430	10,256
[3]	Central Florida Expressway Authority Highway Revenue	2.125%	7/1/36	3,000	2,350
[3]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/38	4,000	4,082
[3]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/39	3,400	3,448
	Davie FL General Fund Revenue	4.000%	10/1/46	2,000	1,953
	Davie FL General Fund Revenue	4.000%	10/1/51	2,450	2,345
	Escambia County FL Sales Tax Revenue	5.000%	10/1/43	8,930	9,390
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/45	18,470	16,469
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/38	1,000	998
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/39	1,050	1,033

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/40	1,135	1,108
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/41	1,100	1,067
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/44	1,940	1,575
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/46	5,000	3,974
	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	7/1/51	395	382
	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	7/1/51	650	628
[5]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/51	2,000	1,638
	Florida GO	4.000%	6/1/33	15,995	16,211
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/35	350	353
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/36	400	400
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/37	400	392
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	3.000%	2/1/39	785	616
[11]	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	2,500	2,561
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/26	2,545	2,645
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/27	5,040	5,289
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/28	5,600	5,872
	Fort Lauderdale FL GO	3.000%	7/1/49	8,990	6,851
[2]	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/48	5,250	5,685
[2]	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/53	8,000	8,648
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/33	6,075	6,579
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/36	8,235	8,801
[1]	Herons Glen Recreation District Special Assessment Revenue	4.000%	5/1/50	1,000	979
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/36	1,070	1,107
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/43	8,945	9,473
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/34	5,955	5,830
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/35	6,135	5,855
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/46	4,330	3,482
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	13,130	13,253

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/45	2,000	1,845
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/50	14,725	13,211
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,440	1,537
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	1,065	1,130
	Jacksonville FL Health, Hospital, Nursing Home Revenue (Brooks Rehabilitation Project)	5.000%	11/1/50	5,000	5,063
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/33	1,630	1,757
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/35	2,015	2,052
	Marco Island FL Sales Tax Revenue	2.000%	10/1/37	1,020	747
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	6,940	7,071
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/31	1,015	1,047
[1]	Miami Beach FL Parking Auto Parking Revenue	5.000%	9/1/31	1,635	1,672
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/32	2,905	3,009
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/33	1,500	1,543
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/34	1,640	1,682
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/35	1,770	1,806
[3,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/36	3,390	3,612
[3,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/37	3,000	3,171
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/32	7,095	7,445
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/41	20,480	21,093
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/35	3,600	3,699
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/39	2,250	2,250
	Miami-Dade County FL Aviation Revenue Port, Airport & Marina Revenue	4.000%	10/1/40	5,405	5,316
	Miami-Dade County FL GO	3.000%	7/1/34	10,330	9,755
	Miami-Dade County FL GO	5.000%	7/1/37	4,465	4,899
	Miami-Dade County FL GO	5.000%	7/1/38	5,735	6,228
	Miami-Dade County FL GO	4.000%	7/1/40	4,420	4,471
	Miami-Dade County FL GO	5.000%	7/1/48	2,000	2,119
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	3,370	3,537
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	10	10
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	3,775	3,944
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	12,610	13,112
	Miami-Dade County FL Miscellaneous Revenue	4.000%	4/1/38	3,680	3,736

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/32	11,860	12,189
	Miami-Dade County FL Transit System Sales Tax Revenue	3.000%	7/1/37	4,885	4,314
[1]	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/51	3,000	2,918
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/37	6,545	6,588
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/42	5,120	4,936
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/46	9,100	8,893
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/46	11,320	11,902
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/51	4,445	4,081
	Miami-Dade County FL Water Revenue	4.000%	10/1/42	3,125	3,106
	Miami-Dade County FL Water Revenue	4.000%	10/1/44	1,875	1,834
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	885	922
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/46	1,070	973
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	4,080	3,603
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/48	10,000	9,002
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue, Prere.	5.500%	10/1/23	5,000	5,018
	Miami-Dade FL Transit System County Sales Tax Revenue	5.000%	7/1/47	12,500	13,532
	Miami-Dade FL Water & Sewer System Water Revenue	3.000%	10/1/51	2,335	1,777
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/43	15,000	14,981
[3]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/49	15,000	14,549
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue, Prere.	5.750%	10/1/23	5,150	5,170
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/32	5,095	5,776
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/47	7,500	7,725
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/52	8,025	7,478
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/53	6,000	6,285
[3]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/36	2,335	2,455
[3]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/38	3,160	3,303
[4]	Osceola County Expressway Authority Highway Revenue, 6.150% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	6,000	6,891
[4]	Osceola County Expressway Authority Highway Revenue, 6.250% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	7,540	8,705
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/36	250	261
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/38	250	259

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/39	250	258
	Osceola County FL Transportation Highway Revenue	4.000%	10/1/54	8,955	7,778
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/49	5,750	5,441
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	6/1/56	1,800	1,300
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/47	1,000	1,003
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/52	1,425	1,406
	Palm Beach County School District COP	5.000%	8/1/31	10,000	10,139
	Palm Beach County School District COP	5.000%	8/1/38	5,000	5,539
[3]	Pasco County School Board COP	5.000%	8/1/33	2,050	2,317
[3]	Pasco County School Board COP	5.000%	8/1/43	5,840	6,302
[3]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/37	1,030	1,183
[3]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/38	885	1,011
[3]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/39	1,390	1,581
[3]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/40	3,090	3,499
[3]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/44	3,725	4,166
[3]	Pasco FL Intergovernmental Agreement Revenue	5.750%	9/1/54	12,895	14,533
[5]	Pinellas County Educational Facilities Authority Charter School Aid Revenue	5.000%	12/15/48	3,285	3,258
[5]	Pinellas County Educational Facilities Authority Charter School Aid Revenue	5.125%	12/15/53	2,355	2,346
	Putnam County FL Development Authority Electric Power & Light Revenue	5.000%	3/15/42	12,000	12,472
	Sarasota County FL Utility System Water Revenue	5.000%	10/1/50	6,725	7,225
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	15,000	15,546
	Seminole County FL Miscellaneous Revenue	5.000%	10/1/52	7,110	7,658
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.500%	11/15/49	4,220	3,257
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.750%	11/15/54	5,780	4,548
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	3.000%	5/1/42	5,220	4,217
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	4.000%	5/1/48	12,970	12,347
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	16,535	16,957
[2,3]	St. Lucie County School Board Lease (Appropriation) (Master Lease Program) COP	5.250%	7/1/53	10,000	10,945
	St. Petersburg FL Public Utility Water Revenue	4.000%	10/1/41	1,360	1,370
	St. Petersburg FL Public Utility Water Revenue	5.000%	10/1/52	3,570	3,854
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/30	3,370	3,485
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/31	2,610	2,698

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/32	2,250	2,325
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/33	5,280	5,451
	Tampa FL Appropriations Revenue	2.125%	10/1/44	4,830	3,337
	Tampa FL Appropriations Revenue	2.000%	10/1/46	2,330	1,529
	Tampa FL Appropriations Revenue	2.250%	10/1/51	18,560	12,072
	Tampa FL Appropriations Revenue	2.500%	10/1/51	1,000	692
	Tampa FL College & University Revenue	5.000%	4/1/45	4,735	4,908
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,130	3,200
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/35	400	236
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/36	2,000	1,112
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/38	3,000	1,481
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/41	1,200	500
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/42	1,150	452
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/45	2,150	715
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/54	5,425	5,794
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/47	5,000	5,151
[5]	Village Community Development District No. 15 Special Assessment Revenue	5.250%	5/1/54	5,000	5,063
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/49	7,500	7,830
	West Palm Beach FL Appropriations Revenue	5.000%	10/1/37	10,655	11,157
	West Palm Beach FL Appropriations Revenue	5.000%	10/1/40	11,000	11,484
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/46	1,500	1,607
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/52	6,000	6,347
[1]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/46	5,215	5,586
					806,710
Georgia (2.6%)
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	10,270	10,754
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/43	16,775	17,252
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.250%	7/1/40	2,500	2,554
	Bulloch County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/38	1,000	996
	Bulloch County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/40	2,000	1,957
	Bulloch County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/41	1,000	977
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/50	1,450	1,378
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/32	3,275	3,316
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/39	955	1,033
	Clayton County Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/41	1,000	811
	Clayton County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/42	1,000	959
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/52	8,810	8,107

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/42	7,425	7,620
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/29	3,000	3,227
	Coweta County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	4,990	5,184
	Coweta County Water & Sewage Authority Water Revenue	2.125%	6/1/46	2,000	1,289
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/33	1,370	1,380
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/38	1,250	1,236
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/39	1,430	1,404
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/40	1,000	978
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/41	1,000	974
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	4.000%	3/1/34	785	786
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	4.000%	3/1/35	1,000	998
[9]	Dalton Downtown Development Authority Health, Hospital, Nursing Home Revenue	5.500%	8/15/26	2,080	2,133
	DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,185	1,199
	DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,360	1,370
	DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,000	1,004
	Downtown Savannah Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	1,750	1,842
	Forsyth County School District GO	5.000%	2/1/38	2,000	2,147
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	1,875	1,899
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/49	10,000	9,389
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/51	4,000	2,678
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/56	2,500	1,616
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/45	1,710	1,615
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Project), Prere.	5.500%	2/15/25	10,000	10,339
	Gainsville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/35	1,625	1,643
	Gainsville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/36	4,945	4,966
	Georgia Municipal Electric Authority Nuclear Revenue	4.000%	1/1/49	3,175	2,918

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/50	4,000	4,096
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Unit 3&4 Project)	5.000%	7/1/48	1,310	1,385
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Unit 3&4 Project)	5.000%	7/1/64	1,965	2,061
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Unit 3&4 Project)	5.250%	7/1/64	4,865	5,044
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Unit 3&4 Project)	5.500%	7/1/64	5,790	6,027
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/49	250	231
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/49	13,900	14,082
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Project No.4)	4.500%	7/1/63	1,335	1,337
	Georgia Ports Authority Port, Airport & Marina Revenue	3.000%	7/1/46	3,215	2,596
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/47	6,640	6,535
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/51	9,000	8,717
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/52	3,000	2,896
	Georgia Ports Authority Port, Airport & Marina Revenue	5.250%	7/1/52	10,000	11,113
	Georgia State Road & Tollway Authority Highway Revenue	4.000%	7/15/39	14,095	14,515
	Georgia State Road & Tollway Authority Highway Revenue	3.000%	7/15/49	7,500	5,899
	Georgia State Road & Tollway Authority Highway Revenue	3.000%	7/15/51	2,750	2,131
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/25	15,000	15,323
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/36	1,250	1,290
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/43	2,500	2,502
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/23	2,030	2,031
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/2/24	21,115	21,153
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	11,950	11,887
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/27	2,340	2,331
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/28	5,975	5,899
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/29	4,150	4,077
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/30	18,915	19,831
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/30	2,655	2,746
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/30	32,810	34,490
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/34	5,420	5,257
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/36	12,000	12,607

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/37	2,500	2,284
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/37	15,835	16,576
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/38	4,335	3,894
[5]	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/33	20,000	22,935
	Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/37	1,000	1,023
	Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/40	1,030	1,040
	Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/45	750	692
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	4.000%	1/1/34	5,000	5,063
					405,524
Guam (0.1%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/33	1,315	1,363
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/34	1,500	1,554
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/35	1,040	1,073
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/36	1,000	1,027
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/31	3,555	3,610
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/34	790	798
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/36	675	646
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	1,360	1,202
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	1,005	1,087
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	1,000	1,090
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/34	1,615	1,743
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/38	1,350	1,380
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/40	2,375	2,420
					18,993
Hawaii (0.7%)
	Hawaii GO	4.000%	10/1/27	3,770	3,843
	Hawaii GO	4.000%	10/1/31	6,770	6,914
	Hawaii GO	5.000%	1/1/33	3,140	3,415
	Hawaii GO	5.000%	1/1/35	7,740	8,386
	Hawaii GO	5.000%	1/1/37	18,720	20,069
	Hawaii GO	5.000%	1/1/38	7,015	7,491
	Hawaii GO, Prere.	4.000%	10/1/25	3,770	3,846
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/39	1,855	1,865
	Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/38	2,770	2,997
	Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/39	3,155	3,405
	Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/40	2,565	2,759
	Honolulu City & County Board of Water Supply Wate Revenue	3.000%	7/1/51	5,920	4,608

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Honolulu HI City & County GO	4.000%	10/1/32	4,980	5,056
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/29	9,610	9,755
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/36	2,510	2,581
Honolulu HI City & County Wastewater System Sewer Revenue	4.125%	7/1/47	10,000	10,016
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	10,000	10,348
Maui County HI GO	4.000%	3/1/36	1,375	1,437
Maui County HI GO	4.000%	3/1/37	685	707
Maui County HI GO	4.000%	3/1/38	1,500	1,536
				111,034
Idaho (0.3%)
Boise City ID Water Renewal Water Revenue	5.000%	9/1/51	10,060	10,930
Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/36	4,200	4,367
Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/37	3,060	3,153
Idaho Health Facilities Authority Revenue (Kootenai Health Project)	4.750%	7/1/44	6,630	6,475
Idaho Health Facilities Authority Revenue (Kootenai Health Project)	5.000%	7/1/47	15,180	15,463
Idaho Housing & Finance Assn. Sales Tax Revenue	5.000%	8/15/47	4,085	4,439
Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/38	2,500	2,472
Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/39	2,450	2,407
				49,706
Illinois (5.3%)
Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/28	550	469
Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/33	1,000	1,044
Champaign County Community Unit School District No. 4 Champaign GO	5.000%	1/1/34	2,000	2,171
Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/34	1,000	1,037
Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/35	1,290	1,323
Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/36	1,575	1,596
Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/38	1,250	1,333
Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/41	1,250	1,316
Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/42	1,000	1,087
Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/43	1,095	1,188
Chicago Board of Education Dedicated Capital Improvement Tax Revenue	5.000%	4/1/45	4,640	4,828

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago Board of Education Dedicated Capital Improvement Tax Revenue	5.750%	4/1/48	17,125	18,786
[9]	Chicago Board of Education GO	5.500%	12/1/26	5,895	6,089
[9]	Chicago Board of Education GO	0.000%	12/1/27	9,270	7,773
[9]	Chicago Board of Education GO	0.000%	12/1/30	5,000	3,680
[9,12]	Chicago Board of Education GO	0.000%	12/1/30	5,000	3,680
[7]	Chicago Board of Education GO	5.500%	12/1/30	3,640	3,901
[9]	Chicago Board of Education GO	0.000%	12/1/31	15,000	10,545
[9,12]	Chicago Board of Education GO	0.000%	12/1/31	2,435	1,772
[3]	Chicago Board of Education GO	5.000%	12/1/31	625	660
[3]	Chicago Board of Education GO	5.000%	12/1/32	1,500	1,582
	Chicago Board of Education GO	5.000%	12/1/32	1,400	1,472
	Chicago Board of Education GO	5.000%	12/1/33	1,560	1,637
	Chicago Board of Education GO	5.000%	12/1/34	1,000	1,044
[3]	Chicago Board of Education GO	5.000%	12/1/35	1,000	1,048
	Chicago Board of Education GO	5.000%	12/1/36	2,800	2,886
	Chicago Board of Education GO	4.000%	12/1/39	13,500	12,314
	Chicago Board of Education GO	5.000%	12/1/39	750	760
[5]	Chicago Board of Education GO	7.000%	12/1/46	1,815	1,956
	Chicago Board of Education GO	4.000%	12/1/47	6,500	5,552
	Chicago IL GO	5.000%	1/1/26	1,140	1,158
	Chicago IL GO	5.000%	1/1/28	1,495	1,581
	Chicago IL GO	5.000%	1/1/33	3,920	4,239
[9]	Chicago IL GO	0.000%	1/1/34	1,000	637
	Chicago IL GO	4.000%	1/1/35	2,500	2,469
	Chicago IL GO	5.500%	1/1/39	1,230	1,347
	Chicago IL GO	4.000%	1/1/40	11,457	10,664
	Chicago IL GO	5.500%	1/1/40	1,000	1,091
	Chicago IL GO	5.500%	1/1/41	4,000	4,276
	Chicago IL GO	5.500%	1/1/43	1,000	1,063
	Chicago IL GO	4.000%	1/1/49	13,632	11,805
	Chicago IL GO, ETM	5.000%	1/1/26	1,250	1,304
	Chicago IL GO, ETM	5.000%	1/1/28	255	278
[3]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/42	2,000	2,090
[3]	Chicago IL Waterworks Water Revenue	5.000%	11/1/38	1,000	1,043
[3]	Chicago IL Waterworks Water Revenue	5.250%	11/1/53	5,975	6,507
[3]	Chicago IL Waterworks Water Revenue	5.500%	11/1/62	17,145	19,071
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	7,800	7,838
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/34	1,325	1,375
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	5,000	5,575
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	3,000	3,069
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	2,300	2,334
[3]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	25,000	25,332
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/38	1,000	1,005
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/38	1,100	1,106
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	6,145	6,308
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	3,400	3,469

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/42	12,000	12,482
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.500%	1/1/56	7,000	7,030
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/56	12,000	12,985
[1]	Chicago Park District GO	5.000%	1/1/40	6,505	6,660
	Chicago Park District GO, Prere.	5.500%	1/1/24	2,000	2,018
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/45	8,000	8,315
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.250%	12/1/49	4,055	4,106
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/50	9,500	8,696
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/57	16,500	17,136
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/47	12,500	12,929
	Cook County IL GO	5.000%	11/15/31	450	500
	Cook County IL GO	5.000%	11/15/32	295	327
	Cook County IL GO	5.000%	11/15/33	290	321
	Cook IL Sales Tax Revenue County Sales Tax Revenue	5.250%	11/15/45	7,295	7,831
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/32	9,000	8,819
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/43	3,250	3,094
	Illinois Finance Authority College & University Revenue	5.000%	10/1/33	10,000	10,184
	Illinois Finance Authority College & University Revenue	5.000%	9/1/36	1,000	1,025
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/32	3,080	3,103
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/33	1,110	1,117
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	5,000	5,116
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/34	2,800	2,812
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	3,640	4,098
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	2,120	2,369
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/36	2,670	2,690
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	3,000	2,968
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	3,000	2,979
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	2,000	1,937
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	2,000	1,927
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	2,000	1,920
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/41	2,000	2,065
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	2,000	1,915
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/44	225	208

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/50	3,500	3,146
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/50	2,500	2,186
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/52	10,000	10,506
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/55	3,400	2,917
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/56	815	629
	Illinois GO	5.000%	2/1/25	2,065	2,076
	Illinois GO	5.000%	1/1/27	3,510	3,638
	Illinois GO	5.000%	6/1/27	1,010	1,052
	Illinois GO	5.000%	9/1/27	2,000	2,122
	Illinois GO	5.000%	10/1/27	3,430	3,644
	Illinois GO	5.000%	11/1/27	3,080	3,276
	Illinois GO	5.000%	12/1/27	500	533
	Illinois GO	4.000%	3/1/28	3,000	3,087
	Illinois GO	5.000%	11/1/28	4,895	5,210
	Illinois GO	5.500%	1/1/30	445	501
	Illinois GO	5.000%	5/1/30	545	585
	Illinois GO	5.000%	7/1/30	18,900	20,861
	Illinois GO	5.000%	7/1/31	22,135	24,668
	Illinois GO	5.000%	3/1/32	1,000	1,107
	Illinois GO	5.000%	7/1/32	4,980	5,589
[3]	Illinois GO	5.250%	2/1/33	5,200	5,243
	Illinois GO	5.000%	3/1/33	1,000	1,101
	Illinois GO	4.000%	6/1/33	1,575	1,567
	Illinois GO	5.000%	7/1/33	2,545	2,844
	Illinois GO	4.000%	12/1/33	4,000	4,024
[3]	Illinois GO	5.250%	2/1/34	3,125	3,150
	Illinois GO	5.000%	3/1/34	1,000	1,098
	Illinois GO	4.000%	11/1/34	3,505	3,547
	Illinois GO	5.000%	7/1/36	2,550	2,784
	Illinois GO	5.000%	5/1/37	2,835	3,069
	Illinois GO	4.000%	7/1/37	7,410	7,355
	Illinois GO	4.250%	12/1/37	4,500	4,493
	Illinois GO	5.250%	5/1/38	1,570	1,715
	Illinois GO	4.000%	3/1/39	1,550	1,520
	Illinois GO	5.250%	5/1/39	6,205	6,751
	Illinois GO	5.500%	5/1/39	1,000	1,093
	Illinois GO	5.250%	5/1/40	4,555	4,934
	Illinois GO	4.000%	11/1/40	2,990	2,907
	Illinois GO	5.250%	5/1/41	6,705	7,239
	Illinois GO	5.500%	3/1/42	3,000	3,304
	Illinois GO	5.250%	5/1/42	6,345	6,823
	Illinois GO	5.250%	5/1/43	4,430	4,756
	Illinois GO	5.125%	10/1/43	4,500	4,800
	Illinois GO	4.000%	11/1/44	1,350	1,277
	Illinois GO	5.750%	5/1/45	3,000	3,279
	Illinois GO	4.250%	10/1/45	4,250	4,166
	Illinois GO	5.500%	5/1/47	8,805	9,598
	Illinois Sales Tax Revenue	5.000%	6/15/27	3,145	3,265
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	3,000	3,254
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/39	1,210	1,277
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	1,000	1,019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	16,725	17,205
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/42	3,745	3,723
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/42	3,665	4,019
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/43	4,755	5,286
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/44	5,000	5,274
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/44	6,875	7,468
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/45	1,025	1,090
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/45	6,960	7,665
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/34	150	158
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/35	500	525
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	2,715	2,568
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/25	10,010	9,296
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/31	17,500	12,952
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/31	17,500	12,701
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/32	7,500	5,336
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/33	7,500	5,131
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/33	10,350	6,934
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/34	4,870	3,114
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/35	4,000	2,490
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	4,500	2,361
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/40	500	234
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	15,000	6,885
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	500	228
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/41	2,000	886
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/41	1,750	757
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	12/15/42	7,490	7,236
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/44	6,000	2,346
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	12/15/47	6,520	6,073
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	6/15/52	15,490	14,111
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue	5.000%	6/15/50	3,000	3,043

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	0.000%	12/15/51	11,500	3,068
	Metropolitan Water Reclamation District of Greater Chicago GO	4.000%	12/1/46	7,115	6,833
	Metropolitan Water Reclamation District of Greater Chicago GO	4.000%	12/1/51	4,740	4,507
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/41	6,375	6,662
[2]	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/35	3,205	3,558
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/37	1,000	1,072
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/39	1,765	1,869
[1]	Southwestern Illinois Development Authority Lease Revenue	5.500%	12/1/39	4,350	4,878
[1]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/32	16,500	11,954
	Will County School District No. 122 GO	4.000%	10/1/32	1,000	1,058
	Will County School District No. 122 GO	4.000%	10/1/33	1,390	1,468
					808,852
Indiana (1.0%)
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/33	9,215	9,614
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/38	3,000	3,127
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	7,565	7,709
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/51	8,000	8,145
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/53	9,840	10,535
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/30	1,100	1,104
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/28	4,000	4,333
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	6.000%	11/15/23	10,000	10,061
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/32	6,130	6,369
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/33	12,610	13,096
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/34	8,780	9,113
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/35	2,500	2,591
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	3.000%	10/1/38	1,905	1,664
[2]	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/40	1,000	1,069
[2]	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/44	1,000	1,055
[2]	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/45	625	659
	Indiana Finance Authority Water Revenue	5.000%	10/1/41	11,335	11,710
	Indiana Finance Authority Water Revenue	5.000%	10/1/46	7,140	7,355
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.500%	1/1/47	8,115	9,023
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/33	2,500	2,512

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/34	7,915	8,848
Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/35	4,100	4,554
IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/36	1,805	1,696
IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/37	1,860	1,702
IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/38	1,500	1,343
Northern Indiana Commuter Transportation District Transit Revenue	5.000%	7/1/32	1,300	1,357
Purdue University College & University Revenue	5.000%	7/1/32	6,945	7,130
Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/40	1,000	857
				148,331
Iowa (0.1%)
Iowa Finance Authority Industrial Revenue PUT	4.000%	12/1/32	3,000	2,940
Iowa Finance Authority Water Revenue (State Revolving Program)	5.000%	8/1/44	1,915	2,099
Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/45	3,375	2,979
Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/50	5,450	4,656
				12,674
Kansas (0.1%)
Johnson County Unified School District No. 233 Olathe GO	4.000%	9/1/30	5,000	5,127
Johnson County Unified School District No. 233 Olathe GO	4.000%	9/1/31	4,000	4,099
University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	6,165	6,446
				15,672
Kentucky (0.6%)
Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	375	357
Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	375	346
Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	6,700	6,891
Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/34	1,000	1,067
Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/35	725	771
Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	4,350	4,341
Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	4/1/24	12,310	12,302
Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/1/25	11,300	11,297
Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	9,150	9,107
Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	470	469
Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	4,485	4,475

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/28	3,815	3,779
	Kentucky Public Transportation Infrastructure Authority Highway Revenue, 6.450% coupon rate effective 7/1/23	6.450%	7/1/34	2,010	2,308
	Kentucky Public Transportation Infrastructure Authority Highway Revenue, 6.750% coupon rate effective 7/1/23	6.750%	7/1/43	10,000	11,425
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/35	1,000	1,015
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/38	1,000	998
	Louisville-Jefferson County Metropolitan Government GO	4.000%	4/1/38	1,500	1,507
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	1,500	1,571
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue (UOFL Health Project)	5.000%	5/15/52	16,500	16,748
	University of Kentucky College & University Revenue	3.750%	4/1/34	2,730	2,827
					93,601
Louisiana (0.5%)
[3]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/30	1,420	1,537
[3]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/32	1,580	1,704
[3]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/26	3,185	3,298
[3]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/28	1,280	1,322
[3]	Lafayette LA Utilities Electric Power & Light Revenue	4.000%	11/1/32	1,520	1,560
[3]	Lafayette LA Utilities Electric Power & Light Revenue	4.000%	11/1/34	1,190	1,223
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Appropriation) Revenue (LCTCS Act 360 Project), Prere.	5.000%	10/1/24	5,180	5,277
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/30	13,065	14,082
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	4,265	4,301
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,380	2,528
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	2,500	2,639
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,630	2,765
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	3,245	3,372
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	10,000	10,321
[3]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/36	1,305	1,405
[3]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/37	1,510	1,618
[3]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/41	2,000	2,122

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	1,215	1,193
St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	1,625	1,541
St. John Parish the Baptist LA Industrial Revenue PUT	4.050%	7/1/26	1,000	993
St. Tammany Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (St. Tammany PSH Hospital Project)	5.000%	7/1/35	1,710	1,815
St. Tammany Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (St. Tammany PSH Hospital Project)	5.000%	7/1/48	5,000	5,033
Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health Systeam Project)	4.000%	2/1/35	470	471
Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health Systeam Project)	4.000%	2/1/36	1,025	1,016
Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health Systeam Project)	4.000%	2/1/37	1,105	1,086
Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health Systeam Project)	4.000%	2/1/39	745	703
Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health Systeam Project)	4.000%	2/1/42	965	881
				75,806
Maine (0.4%)
Lower Kennebec Regional School Unit No. 1 GO	3.250%	11/1/35	895	873
Lower Kennebec Regional School Unit No. 1 GO	3.250%	11/1/36	1,000	947
Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/33	5,000	5,195
Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/46	1,250	1,162
Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/51	4,820	4,380
Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	1,270	1,202
Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	3,020	3,116
Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	5,100	5,176
Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	11/1/34	1,660	1,717
Maine Turnpike Authority Highway Revenue	4.000%	7/1/37	1,520	1,540
Maine Turnpike Authority Highway Revenue	4.000%	7/1/37	1,640	1,671
Maine Turnpike Authority Highway Revenue	3.000%	7/1/38	3,155	2,772
Maine Turnpike Authority Highway Revenue	3.000%	7/1/39	3,310	2,874
Maine Turnpike Authority Highway Revenue	3.000%	7/1/40	2,470	2,110
Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/36	1,355	1,360
University of Maine College & University Revenue	5.500%	3/1/52	4,475	4,959
University of Maine College & University Revenue	5.500%	3/1/57	5,845	6,481

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Maine College & University Revenue	5.500%	3/1/62	7,640	8,471
					56,006
Maryland (2.0%)
	Anne Arundel County MD GO	5.000%	10/1/27	1,710	1,859
	Anne Arundel County MD GO	5.000%	10/1/31	3,615	3,854
	Anne Arundel County MD GO	5.000%	10/1/31	2,075	2,212
	Anne Arundel County MD GO	5.000%	10/1/32	3,615	3,852
	Anne Arundel County MD GO	5.000%	10/1/32	2,125	2,264
	Anne Arundel County MD GO	5.000%	10/1/33	3,615	3,845
	Anne Arundel County MD GO	5.000%	10/1/33	2,090	2,223
	Anne Arundel County MD GO	5.000%	10/1/36	5,130	5,503
	Anne Arundel County MD GO	5.000%	10/1/42	435	472
	Anne Arundel County MD GO	5.000%	10/1/42	1,690	1,833
	Anne Arundel County MD GO	5.000%	10/1/44	4,950	5,353
	Anne Arundel County MD GO	5.000%	10/1/46	3,000	3,234
	Anne Arundel County MD GO	5.000%	10/1/47	11,615	12,204
	Baltimore MD Water Revenue (Water Project)	5.000%	7/1/50	9,115	9,772
	Baltimore MD Water Revenue (Water Project), Prere.	5.000%	1/1/24	5,000	5,035
	Frederick County MD Tax Allocation Revenue	3.750%	7/1/39	1,410	1,239
	Howard County MD GO	4.000%	2/15/33	8,200	8,481
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	4,925	4,885
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.250%	9/1/50	9,125	8,870
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/51	2,280	2,191
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/52	6,830	7,028
[2]	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.750%	9/1/54	2,635	2,833
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/26	110	117
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/27	115	125
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/28	495	551
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/28	115	128
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/28	1,070	1,192
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/29	7,500	7,455
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/29	105	119
	Maryland Department of Transportation Lease Revenue	4.000%	12/1/32	3,650	3,722
	Maryland Economic Development Corp. Industrial Revenue PUT	4.100%	4/3/28	2,575	2,619
	Maryland GO	5.000%	8/1/26	5,000	5,298
	Maryland GO	5.000%	3/15/28	1,540	1,655
	Maryland GO	5.000%	8/1/34	10,000	11,466

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	1,295	1,396
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/33	2,000	2,213
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,000	2,121
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	300	312
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/36	3,140	3,157
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	155	142
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/38	3,405	3,410
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/39	3,435	3,436
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	1,545	1,609
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/53	2,640	2,792
[5,8]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	4.520%	7/1/41	14,230	14,230
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/52	6,110	6,637
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/35	1,010	1,054
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/37	1,740	1,770
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/38	1,090	1,100
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/39	1,500	1,506
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/40	2,000	2,007
	Maryland Stadium Authority Lottery Revenue	5.000%	5/1/50	3,000	3,418
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/37	1,500	1,357
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/38	1,750	1,784
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/40	3,710	3,207
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/40	2,525	2,546
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/41	2,420	2,421
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/47	12,685	9,840
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	4.000%	7/1/37	5,000	5,152

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	4.000%	7/1/39	4,250	4,297
	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue	4.000%	7/1/49	4,115	4,079
	Montgomery County MD GO	5.000%	11/1/27	1,000	1,089
	Prince George's County MD COP	5.000%	10/1/43	15,780	16,658
	Prince George's County MD GO	5.000%	8/1/26	3,620	3,836
	Prince George's County MD GO	5.000%	7/15/33	20,250	22,302
	Prince George's County MD GO	5.000%	7/15/34	10,000	10,993
	Prince George's County MD GO	5.000%	7/15/37	2,025	2,188
	Prince George's County MD GO	5.000%	7/15/39	2,805	3,012
	Prince George's County MD GO	5.000%	7/15/40	1,500	1,607
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/15/32	14,725	15,305
	Washington Suburban Sanitary Commission Water Revenue, Prere.	4.000%	6/1/24	7,315	7,360
					304,832
Massachusetts (4.5%)
	Ashland MA GO	3.000%	8/1/47	4,000	3,208
	Ashland MA GO	3.000%	8/1/52	3,500	2,695
	Attleboro MA GO	2.625%	10/15/50	3,335	2,288
	Brockton MA GO	4.000%	8/1/47	5,000	4,906
	Commonwealth of Massachusetts GO	4.000%	9/1/31	12,500	12,864
	Commonwealth of Massachusetts GO	4.000%	9/1/32	7,620	7,793
	Commonwealth of Massachusetts GO	3.000%	11/1/35	3,000	2,839
	Commonwealth of Massachusetts GO	4.000%	11/1/36	5,000	5,203
	Commonwealth of Massachusetts GO	5.000%	1/1/38	5,200	5,561
	Commonwealth of Massachusetts GO	3.000%	2/1/38	16,000	14,339
	Commonwealth of Massachusetts GO	3.000%	11/1/39	3,700	3,243
	Commonwealth of Massachusetts GO	4.000%	2/1/40	3,000	3,021
	Commonwealth of Massachusetts GO	2.000%	9/1/42	5,715	3,833
	Commonwealth of Massachusetts GO	5.000%	11/1/43	675	751
	Commonwealth of Massachusetts GO	5.250%	1/1/44	5,405	5,848
	Commonwealth of Massachusetts GO	5.000%	5/1/44	2,800	3,115
	Commonwealth of Massachusetts GO	5.000%	7/1/45	1,500	1,620
	Commonwealth of Massachusetts GO	5.000%	11/1/45	2,015	2,218
	Commonwealth of Massachusetts GO	5.000%	5/1/47	4,100	4,357
	Commonwealth of Massachusetts GO	3.000%	4/1/48	17,500	13,842
	Commonwealth of Massachusetts GO	5.000%	9/1/48	15,000	15,804
	Commonwealth of Massachusetts GO	5.000%	1/1/49	2,595	2,741
	Commonwealth of Massachusetts GO	2.750%	3/1/50	13,225	9,435
	Commonwealth of Massachusetts GO	2.000%	4/1/50	10,500	6,177
	Commonwealth of Massachusetts GO	5.000%	9/1/50	4,500	4,868
	Commonwealth of Massachusetts GO	5.000%	11/1/50	6,810	7,317
	Commonwealth of Massachusetts GO	2.125%	4/1/51	6,500	3,897
	Commonwealth of Massachusetts GO	5.000%	9/1/51	13,755	14,862
	Commonwealth of Massachusetts GO	5.000%	5/1/53	22,500	24,565
[9]	Commonwealth of Massachusetts Hotel Occupancy Tax Revenue	5.500%	1/1/27	7,190	7,756
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/48	7,000	7,384
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/49	15,290	16,268
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/50	25,050	27,131
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/52	7,500	8,153

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Harvard MA GO	3.000%	8/15/36	1,260	1,174
Harvard MA GO	3.000%	8/15/37	1,210	1,103
Hingham MA GO	3.000%	2/15/36	810	763
Leominster MA GO	3.000%	3/1/52	1,250	934
Lowell MA GO	2.000%	9/1/38	1,340	1,000
Lowell MA GO	4.000%	8/1/39	1,645	1,664
Lowell MA GO	2.000%	9/1/39	1,445	1,049
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/33	2,390	2,413
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/38	5,355	5,481
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/39	6,170	6,276
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/40	6,160	6,221
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	7,715	8,222
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	7,000	7,567
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	1,295	1,468
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	2,055	2,155
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	3,000	3,234
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	12,000	12,705
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/50	2,500	2,634
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/51	5,875	5,672
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/53	8,795	8,453
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/53	6,075	6,775
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	7,425	8,752
Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/42	4,800	4,879
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/43	3,015	2,822
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/46	4,845	4,033
Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/48	7,000	7,296
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/48	1,000	1,103
Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/50	700	569
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/50	5,000	5,861
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/52	1,000	994
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/55	5,900	6,910
Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/56	1,000	787
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,270	3,511
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	40	44

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	4,760	4,933
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	40	44
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	45	49
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	7,500	7,616
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	45	49
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,685	1,728
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	1,000	1,000
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	1,990	2,019
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,000	996
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	500	436
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	605	594
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.125%	11/15/46	3,000	3,028
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/48	1,500	1,584
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.375%	7/1/52	14,020	13,415
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/52	8,350	8,746
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/57	9,275	8,078
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	5,000	4,585
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/54	1,000	898
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	6/1/51	1,875	1,795
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	12/1/54	7,530	5,890
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	1,605	1,789
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/39	910	1,010
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/40	750	830
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/49	2,500	2,663
	Massachusetts School Building Authority Sales Tax Revenue	4.750%	8/15/32	13,340	13,740
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/38	5,000	4,443
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/39	12,120	13,407
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/44	11,500	12,349
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	7,500	7,963
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/50	13,565	14,680

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/37	375	385
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/38	500	509
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/39	600	608
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/40	1,025	1,037
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/41	1,250	1,260
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/42	750	754
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/52	1,050	994
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/33	1,145	1,263
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/34	4,000	4,398
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/35	3,500	3,823
	Milford MA GO	2.250%	12/1/44	2,000	1,361
	Milford MA GO	2.125%	12/1/48	5,000	3,107
	Milford MA GO	2.500%	12/1/51	3,000	1,970
	New Bedford MA GO	4.000%	9/1/52	3,420	3,324
	Northeast Metropolitan Regional Vocational School District GO	3.000%	4/15/52	6,465	4,891
[3]	Springfield MA GO	3.000%	3/1/33	1,080	1,056
	Springfield MA GO	3.250%	3/1/47	7,795	6,402
	Springfield MA GO	3.250%	3/1/52	9,815	7,757
	Swampscott MA GO	3.000%	3/1/52	2,855	2,201
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/35	2,000	2,211
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/36	3,400	3,733
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/37	3,210	3,501
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/38	3,000	3,254
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/39	6,015	6,505
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/50	2,825	2,998
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/52	41,605	43,972
	Waltham MA GO	2.500%	10/15/50	5,000	3,388
	Weymouth MA GO	2.000%	9/15/41	1,180	805
	Weymouth MA GO	2.000%	9/15/45	3,000	1,888
	Weymouth MA GO	2.250%	9/15/50	4,420	2,747
[3]	Worcester MA GO	3.000%	2/1/36	6,795	6,347
[3]	Worcester MA GO	3.000%	2/1/37	3,690	3,370
	Worcester MA GO	2.000%	2/1/41	7,400	5,202
	Worcester MA GO	2.000%	2/1/42	7,465	5,138
[3]	Worcester MA GO	4.000%	2/15/43	2,515	2,504
[3]	Worcester MA GO	4.000%	2/15/44	2,375	2,352
					681,798
Michigan (2.5%)
	Ann Arbor School District GO	3.000%	5/1/32	5,975	5,785
	Ann Arbor School District GO	3.000%	5/1/33	6,150	5,856
	Ann Arbor School District GO	3.000%	5/1/35	6,525	6,055
	Bloomfield Hills School District GO	5.000%	5/1/48	1,250	1,346

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bloomfield Hills School District GO	5.000%	5/1/50	1,000	1,073
[3]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/43	2,250	2,346
[11]	East Lansing School District GO	5.000%	5/1/39	1,000	1,052
[11]	East Lansing School District GO	5.000%	5/1/42	2,000	2,099
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/33	1,090	1,153
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/36	1,055	1,114
[11]	Grand Blanc Community Schools GO	5.000%	11/1/30	2,750	3,115
[3]	Great Lakes Water Authority Water Supply System Water Revenue	4.000%	7/1/33	10,000	10,231
	Ingham County Building Authority Lease Revenue	3.000%	5/1/35	4,025	3,740
[11]	Jackson MI Public Schools GO	5.000%	5/1/31	1,000	1,094
	Kalamazoo County MI GO	3.000%	5/1/34	2,290	2,207
	Kalamazoo County MI GO	3.000%	5/1/35	1,185	1,152
	Kalamazoo County MI GO	3.000%	5/1/36	1,210	1,153
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/40	7,330	7,338
	Kentwood Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	750	562
[11]	Lake Orion Community School District GO	4.000%	5/1/35	1,000	1,057
[11]	Lake Orion Community School District GO	4.000%	5/1/37	1,000	1,034
	Lansing Community College GO	3.000%	5/1/49	3,755	2,836
[3]	Lansing MI GO	5.000%	6/1/36	3,060	3,528
[3]	Lapeer Community Schools GO	5.250%	5/1/46	4,700	5,091
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/42	8,360	8,761
	Michigan (Environmental Program) GO	4.000%	5/1/29	10,000	10,255
	Michigan Finance Authority College & University Revenue	4.000%	9/1/46	6,750	6,079
	Michigan Finance Authority College & University Revenue	4.000%	9/1/50	5,300	4,654
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/45	1,000	917
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/50	1,000	892
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	1,000	1,135
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/36	2,750	3,084
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	2,345	2,361
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	8,080	8,159
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/37	3,010	3,336
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	8,500	8,617
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	17,355	17,388
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/39	9,290	9,291
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	1,875	1,944
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/48	14,000	14,479
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/51	18,770	17,543

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/25	5,000	5,120
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	6,000	6,078
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	12/1/29	210	226
[8]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.850%	4.830%	12/1/39	7,500	7,507
[8]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.900%	4.880%	12/1/39	2,500	2,490
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/43	6,000	6,330
[1]	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/55	6,000	5,598
	Michigan Finance Authority Lease (Appropriation) Revenue, Prere.	5.000%	10/1/24	13,195	13,255
	Michigan Finance Authority Lease Revenue	4.000%	11/1/55	5,000	4,616
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/31	1,510	1,653
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	4,000	3,622
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/27	500	512
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/35	1,435	1,593
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/33	2,245	2,377
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/41	2,005	2,088
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/51	8,000	8,254
	Michigan State Building Authority Lease (Appropriation) Revenue	4.000%	10/15/52	1,730	1,678
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/38	2,100	2,167
[2]	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/39	650	737
[2]	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/40	875	985
[2]	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/42	1,350	1,507
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.250%	10/15/57	6,105	6,658
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program), Prere.	5.000%	10/15/25	1,475	1,535
	Michigan State Building Authority Lease (Non-Terminable) Revenue	3.000%	10/15/51	6,610	5,025
	Michigan State Building Authority Lease (Non-Terminable) Revenue (Facilities Program)	4.000%	10/15/41	2,235	2,242
	Michigan State Building Authority Lease (Non-Terminable) Revenue (Transportation Program)	4.000%	10/15/39	1,885	1,915
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	10/1/32	1,000	948
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	6/1/53	2,395	2,470

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan State University College & University Revenue	5.000%	2/15/48	1,390	1,461
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.250%	10/15/40	5,500	5,694
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/36	5,000	5,117
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/37	5,000	5,105
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/38	5,000	5,075
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/39	1,500	1,516
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/46	3,700	3,623
	Oakland University College & University Revenue	5.000%	3/1/41	1,000	1,066
	Oakland University College & University Revenue	5.000%	3/1/42	2,805	2,986
	Oakland University College & University Revenue	5.000%	3/1/43	3,700	3,930
	Rochester Community School District GO	3.000%	5/1/33	1,000	949
[11]	Rockford Public Schools GO	5.000%	5/1/44	1,225	1,261
[11]	Rockford Public Schools GO	5.000%	5/1/49	5,710	6,106
	Royal Oak Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	3/1/24	8,255	8,327
	Royal Oak MI GO	5.000%	4/1/43	2,600	2,787
[11]	Saginaw City School District GO	4.000%	5/1/44	4,000	3,988
	Southfield MI GO	3.000%	5/1/33	1,000	951
	University of Michigan College & University Revenue	5.000%	4/1/35	3,520	3,902
	University of Michigan College & University Revenue	5.000%	4/1/36	2,500	2,753
	University of Michigan College & University Revenue	5.000%	4/1/48	2,975	3,135
[11,13]	Walled Lake Consolidated School District GO	5.000%	5/1/32	625	712
[11]	Walled Lake Consolidated School District GO	5.000%	5/1/33	990	1,130
[11]	Walled Lake Consolidated School District GO	5.000%	5/1/34	1,000	1,135
[11]	Walled Lake Consolidated School District GO	5.000%	5/1/35	1,250	1,409
	Wayne State University College & University Revenue	5.000%	11/15/35	1,100	1,129
[3]	Western Michigan University College & University Revenue	5.000%	11/15/38	300	323
[3]	Western Michigan University College & University Revenue	5.000%	11/15/39	385	413
[3]	Western Michigan University College & University Revenue	5.000%	11/15/40	325	347
[3]	Western Michigan University College & University Revenue	5.000%	11/15/46	2,000	2,104
[11]	Woodhaven-Brownstown School District GO	5.000%	5/1/27	3,675	3,838
[11]	Woodhaven-Brownstown School District GO	5.000%	5/1/28	3,705	3,856
					376,226
Minnesota (1.0%)
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	2/15/48	5,000	4,718
	Duluth Independent School District No. 709 COP	5.000%	2/1/26	2,200	2,288
	Duluth Independent School District No. 709 COP	4.000%	2/1/27	1,200	1,214
	Hastings Independent School District No. 200 GO	0.000%	2/1/29	3,515	2,923
	Hennepin County MN GO	5.000%	12/15/34	10,675	11,893
	Hennepin County MN GO	5.000%	12/15/37	3,865	4,230
	Hennepin County MN GO	5.000%	12/15/38	6,000	6,552
	Metropolitan Council GO	4.000%	3/1/40	6,025	6,109

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	9,375	10,084
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/31	3,730	3,774
	Minnesota GO	5.000%	8/1/26	3,000	3,111
	Minnesota GO	5.000%	10/1/30	1,640	1,782
	Minnesota GO	5.000%	8/1/36	4,000	4,436
	Minnesota GO	4.000%	9/1/37	11,540	12,036
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/34	500	510
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/38	3,895	3,917
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/39	2,415	2,417
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	1/1/52	10,000	7,336
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/52	6,385	6,228
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	7/1/53	2,250	2,416
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/27	8,045	8,027
	Moorhead Independent School District No. 152 GO	3.000%	2/1/32	2,110	2,098
	Moorhead Independent School District No. 152 GO	3.000%	2/1/33	2,170	2,143
	Moorhead Independent School District No. 152 GO	3.000%	2/1/34	2,245	2,188
	Nashwauk Keewatin Independent School District No. 319 GO	4.000%	2/1/34	370	393
	Nashwauk Keewatin Independent School District No. 319 GO	4.000%	2/1/35	500	529
	Prior Lake-Savage Independent School District No. 719 GO	0.000%	2/1/29	5,690	4,687
	Rochester MN Electric Utility Electric Power & Light Revenue	5.000%	12/1/42	3,660	3,776
	Rochester MN Electric Utility Electric Power & Light Revenue	5.000%	12/1/47	1,990	2,046
	Rochester MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/57	3,000	3,228
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/31	2,125	2,067
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/32	2,370	2,298
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/34	2,975	2,825
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/35	1,925	1,801
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/36	3,250	2,957
	St Paul Independent School District No. 625 Lease Revenue COP	2.000%	2/1/32	3,530	3,106
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/48	5,000	5,169
[3]	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/47	5,000	5,140
	University of Minnesota College & University Revenue	5.000%	4/1/36	1,825	1,897

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia Independent School District No. 706 GO	3.000%	2/1/35	2,465	2,350
					156,699
Mississippi (0.0%)
	Mississippi Development Bank Lease Revenue (Jackson Public School District Project)	5.000%	4/1/28	1,980	2,063
Missouri (1.6%)
	Bi-State Development Agency of the Missouri-Illinois Metropolitan District Appropriations Revenue	5.000%	10/1/44	2,000	2,142
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	1,745	1,713
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	3,040	2,951
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/43	3,305	3,189
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	3.000%	3/1/46	1,500	1,036
[3]	Columbia MO Water & Electric System Electric Power & Light Revenue	3.000%	10/1/32	4,425	4,387
	Independence School District GO	3.250%	3/1/40	1,000	891
	Independence School District GO	3.250%	3/1/41	1,000	881
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/30	5,205	5,291
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/31	10,145	10,312
	Kansas City MO Appropriations Revenue	5.000%	9/1/34	2,660	3,028
	Kansas City MO Appropriations Revenue	5.000%	9/1/35	3,285	3,712
	Kansas City MO Appropriations Revenue	5.000%	9/1/44	4,560	4,847
	Kansas City MO Appropriations Revenue (Downtown Arena Project)	5.000%	4/1/29	2,755	2,824
	Kansas City MO Appropriations Revenue (Downtown Arena Project)	5.000%	4/1/30	6,905	7,070
	Kansas City MO GO	4.000%	2/1/36	3,460	3,605
	Kansas City MO GO	4.000%	2/1/37	1,000	1,032
	Kansas City MO GO	4.000%	2/1/39	2,145	2,186
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/35	1,570	1,614
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/36	2,500	2,560
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/37	1,315	1,340
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/39	730	822
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/40	1,500	1,680
	Little Blue Valley Sewer District Revenue	4.000%	9/1/32	3,370	3,452
	Little Blue Valley Sewer District Sewer Revenue	3.000%	9/1/35	3,705	3,417
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/30	3,380	3,472
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/31	2,000	2,054
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/40	2,190	2,392
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/45	6,785	6,969
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/46	3,130	3,249

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/48	2,000	2,155
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/49	5,100	5,422
Metropolitan St. Louis Sewer District Sewer Revenue	5.250%	5/1/52	4,250	4,722
Metropolitan St. Louis Sewer District Sewer Revenue, Prere.	5.000%	5/1/25	3,215	3,313
Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	5/1/45	1,500	1,506
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	3,400	3,816
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	2,110	1,783
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,890	1,880
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	5,515	4,343
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	2,125	2,093
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	3,400	2,808
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/42	5,000	5,136
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	2/15/46	2,250	1,539
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	1,250	1,189
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/48	4,000	4,095
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/51	1,060	914
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/53	7,310	5,227
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/53	15,000	13,866
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/54	8,125	7,504
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/26	11,000	11,166
Missouri Housing Development Commission Local or Guaranteed Housing Revenue	2.550%	11/1/50	2,000	1,540
Missouri Housing Development Commission Local or Guaranteed Housing Revenue	3.250%	5/1/51	1,575	1,527
Missouri Housing Development Commission Local or Guaranteed Housing Revenue	2.400%	11/1/51	2,560	1,769

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	3.000%	5/1/52	1,080	1,038
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	5.000%	5/1/53	4,480	4,621
	Republic School District No R-3 GO	4.000%	3/1/43	1,500	1,469
	Republic School District No. R-3 GO (City of Sherman Project)	4.000%	3/1/42	3,075	3,028
	Springfield School District No. R-12 GO	4.000%	3/1/41	8,980	9,011
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	2,760	2,308
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/44	1,760	1,854
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/49	1,500	1,570
[5,7]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/25	1,240	1,149
[5,7]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/26	1,370	1,223
[5,7]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/29	1,155	921
[5,7]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/25	1,070	991
[5,7]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/26	1,185	1,058
[5,7]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/29	1,000	798
[3]	St. Louis Municipal Finance Corp. Lease (Appropriation) Revenue	5.000%	10/1/49	9,500	9,842
[3]	St. Louis School District GO	5.000%	4/1/40	6,670	7,264
[3]	St. Louis School District GO	5.000%	4/1/41	10,100	10,978
	University of Missouri College & University Revenue	4.000%	11/1/33	5,000	5,029
					247,583
Montana (0.2%)
	Forsyth MT Industrial Revenue	3.875%	7/1/28	1,660	1,663
	Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/33	1,685	1,734
	Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/36	910	928
	Montana Board of Housing Local or Guaranteed Housing Revenue (South Forty Apartments Project) PUT	5.000%	5/1/25	2,444	2,480
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	640	657
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/36	2,820	2,881
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,370	1,388
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	1,200	1,207
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/41	2,650	2,682
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	1,500	1,380
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/48	9,230	9,321

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montana State Board of Regents College & University Revenue	3.000%	11/15/43	1,020	824
					27,145
Multiple States (0.1%)
[14]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	3.400%	1/25/36	3,733	3,389
[5,14]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.750%	11/25/35	9,428	7,983
[14]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	4.140%	1/25/40	3,495	3,232
					14,604
Nebraska (0.4%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/28	4,100	4,265
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/36	1,780	1,882
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/42	1,195	1,243
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	1/1/24	10,000	10,032
	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	14,770	14,757
	Central Plains Energy Project Natural Gas Revenue PUT	5.000%	10/1/29	1,810	1,877
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	1,250	1,382
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,000	1,059
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	2,000	2,110
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	1,000	1,046
[8]	Douglas County NE College & University Revenue, SIFMA Municipal Swap Index Yield + 0.530%	4.510%	7/1/35	4,415	4,349
	Gretna Public Schools GO	3.000%	12/15/46	1,000	783
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/28	500	542
	Omaha NE Sewer Revenue	4.000%	4/1/36	425	440
	Omaha NE Sewer Revenue	4.000%	4/1/37	375	383
	Omaha NE Sewer Revenue	4.000%	4/1/38	200	202
	Omaha NE Sewer Revenue	4.000%	4/1/39	125	125
	Omaha NE Sewer Revenue	4.000%	4/1/40	100	99
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/36	1,010	1,091
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/52	5,945	6,599
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/37	6,000	6,058
	University of Nebraska Facilities Corp. College & University Revenue	3.000%	7/15/59	1,000	727
					61,051
Nevada (0.7%)
	Clark County NV GO	4.000%	6/1/30	5,000	5,383
	Clark County NV GO	4.000%	12/1/39	6,885	6,902
	Clark County NV GO	5.000%	5/1/48	3,580	3,763
	Clark County NV Sales Tax Revenue (Streets & Highway Project)	4.000%	7/1/42	8,600	8,533
	Clark County School District GO	3.000%	6/15/37	3,500	3,092

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Clark County School District GO	3.000%	6/15/39	3,575	2,968
	Clark County School District GO	3.000%	6/15/41	3,000	2,407
	Clark NV Electric Power & Light Revenue PUT (Nevada Power Co. Project)	3.750%	3/31/26	200	201
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/43	15,000	15,675
	Las Vegas Convention & Visitors Authority Recreational Revenue	5.000%	7/1/28	425	454
	Las Vegas NV GO	4.000%	9/1/32	8,860	9,027
	Las Vegas NV GO	4.000%	9/1/33	9,220	9,390
	Las Vegas Valley Water District GO	5.000%	6/1/32	2,870	3,008
	Las Vegas Valley Water District GO	4.000%	6/1/37	2,000	2,059
	Las Vegas Valley Water District GO	4.000%	6/1/38	1,670	1,701
	Las Vegas Valley Water District GO	2.000%	6/1/39	3,000	2,154
	Las Vegas Valley Water District GO	4.000%	6/1/39	5,035	5,089
	Las Vegas Valley Water District GO	4.000%	6/1/43	8,750	8,711
	Las Vegas Valley Water District GO	4.000%	6/1/51	6,905	6,666
[1]	North Las Vegas NV GO	3.000%	6/1/31	1,845	1,845
	Washoe County NV Fuel Sales Tax Revenue	4.000%	2/1/38	1,325	1,337
	Washoe County NV Fuel Sales Tax Revenue	4.000%	2/1/39	1,000	1,007
	Washoe County NV Fuel Sales Tax Revenue	4.000%	2/1/40	1,275	1,280
					102,652
New Hampshire (0.2%)
	National Finance Authority	3.875%	1/20/38	8,000	7,452
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/51	5,000	4,657
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.125%	1/20/34	7,662	7,503
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/40	10,000	9,648
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/32	500	512
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/38	500	493
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/39	1,415	1,143
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/40	1,460	1,154
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/41	1,125	874
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/42	1,045	796
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/31	705	726
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/32	1,010	1,033
					35,991
New Jersey (3.1%)
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue	5.750%	2/15/42	5,000	5,007
[3]	Clifton Board of Education GO	2.125%	8/15/43	5,000	3,389
[1]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/46	1,100	1,063

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/56	1,300	1,214
[1]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/60	875	814
	Essex County NJ GO	3.000%	8/15/35	3,000	2,913
	Essex County NJ GO	3.000%	8/15/36	3,000	2,849
	Essex County NJ GO	2.000%	9/1/46	3,900	2,505
	Essex County NJ GO	2.000%	9/1/48	3,900	2,430
	Hudson County NJ GO	3.000%	11/15/31	5,000	4,928
	Mahwah Township NJ GO	0.050%	1/15/33	2,250	1,434
[3]	Maple Shade Township School District GO	3.000%	7/15/35	1,425	1,345
	Mercer County NJ GO	0.050%	2/15/31	5,000	3,754
[9]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/27	16,500	17,900
[1]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/31	1,250	1,227
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/38	125	126
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/39	180	180
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/40	890	886
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/41	490	486
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/50	1,580	1,506
[3]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/31	1,760	1,851
[3]	New Jersey Economic Development Authority College & University Revenue	4.000%	6/1/32	1,850	1,862
[5]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/25	6,620	6,847
[5]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/26	2,000	2,109
[2]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/33	1,500	1,647
[2]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/35	330	361
[2]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/37	1,000	1,091
[2]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/39	1,000	1,078
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/29	4,365	4,821
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/34	350	354
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/38	1,750	1,324
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/40	2,080	2,149
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	4.000%	7/1/26	650	668
	New Jersey GO	5.000%	6/1/29	1,950	2,173
	New Jersey GO	2.000%	6/1/33	15,000	12,613
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	5,755	5,987
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,065	3,191

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,057
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,435	1,506
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,500	1,558
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,000	3,082
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	335	280
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/39	180	149
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/40	285	233
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	220	178
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	6,415	5,476
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/52	3,285	2,666
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	3,505	3,424
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/53	4,945	5,103
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	5.000%	9/1/39	765	861
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	5.000%	9/1/52	6,570	7,214
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	5,190	4,758
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	1,225	1,281
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	12,000	10,283
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	2,640	2,767
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	4,340	4,554
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	2,940	3,086
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	2,555	2,682
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	7,000	7,339
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	2,435	2,516
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	17,000	12,058
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	3,045	3,299

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	2,620	2,825
New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	2,000	1,227
New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	2,920	3,127
New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/36	5,305	5,643
New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/38	1,835	1,832
New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	12/15/38	3,065	3,095
New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/39	3,665	3,632
New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/40	2,665	2,625
New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/40	2,000	926
New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/41	3,125	3,073
New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	6/15/44	4,000	4,022
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/30	1,000	1,088
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/33	3,745	4,067
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/34	2,310	2,498
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	4.000%	6/15/36	4,120	4,157
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/41	5,300	5,396
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/42	2,500	2,451
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/43	7,000	7,404
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/50	21,010	19,869
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/35	2,250	2,301
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	1,250	1,343
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	1,250	1,352
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/39	5,000	4,955
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/45	15,300	14,860
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/45	3,750	3,977
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/50	2,750	2,073
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	6,850	6,478

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	5,500	5,792
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.250%	6/15/40	7,250	7,323
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/34	1,000	647
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/39	8,000	3,926
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	12,000	12,743
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	5,000	5,309
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	3,000	3,178
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	17,170	17,606
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/37	9,000	9,645
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/40	5,740	6,086
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	11,995	12,428
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	18,000	16,689
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	2,000	2,146
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	1,900	2,027
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	32,385	33,107
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	13,715	13,714
	Toms River Board of Education GO	3.000%	7/15/29	1,500	1,484
	Toms River Board of Education GO	3.000%	7/15/30	1,500	1,480
	Toms River Board of Education GO	3.000%	7/15/31	1,500	1,474
	Toms River Board of Education GO	3.000%	7/15/32	1,500	1,463
					468,055
New Mexico (0.6%)
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/27	1,525	1,607
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/30	1,650	1,735
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/30	1,500	1,649
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/31	2,505	2,754
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	8/1/33	6,705	6,774
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	8/1/34	9,860	9,945
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	1,650	1,773
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	12,010	12,389
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	3.000%	3/1/53	4,795	4,592
[15]	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	48,065	49,170
[3]	University of New Mexico College & University Revenue	5.500%	6/1/53	2,700	3,026

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Winrock Town Center Tax Increment Development District No. 1 Tax Allocation Revenue	4.250%	5/1/40	2,750	2,311
					97,725
New York (14.9%)
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/45	1,055	337
[3]	Hempstead NY GO	4.000%	4/1/27	6,850	6,982
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/43	2,100	2,066
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/44	2,000	1,964
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/45	5,000	5,210
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	2,025	2,164
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	2,000	2,225
[8]	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	680	630
	Long Island Power Authority Revenue	3.900%	12/1/29	5,000	4,956
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/26	1,180	1,262
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/29	11,530	12,344
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/32	18,605	19,908
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/36	5,515	5,859
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,105	1,138
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/26	1,500	1,518
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,000	1,058
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,000	1,065
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,750	1,819
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	1,400	1,490
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	6,000	6,065
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	6,030	6,094
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/31	10,000	10,315
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	2,590	2,852
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	2,000	2,047
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/37	6,000	5,924
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	1,000	962
[3]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	2,870	2,834
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	3,000	2,875

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/44	7,000	6,664
	Metropolitan Transportation Authority Transit Revenue	4.750%	11/15/45	6,650	6,769
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	1,900	1,984
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	1,500	1,385
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/50	2,000	2,071
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/51	3,000	2,762
[3]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/54	7,000	6,759
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	12,500	12,681
[8]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.330%	3.881%	11/1/35	2,695	2,688
[3,8]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.550%	4.101%	11/1/32	1,750	1,751
[3,8]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.550%	4.108%	11/1/32	1,245	1,246
	Monroe County Industrial Development Corp. Lease Revenue	5.000%	5/1/33	20	22
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/50	19,000	18,205
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/46	3,640	3,165
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/51	12,925	12,925
[3]	Nassau County NY GO	5.000%	7/1/32	2,740	3,038
	Nassau County NY GO	4.000%	4/1/53	5,000	4,814
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.850%	11/1/43	2,575	2,376
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/44	4,190	3,311
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.550%	11/1/45	5,710	3,958
[13]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.600%	11/1/46	3,000	2,072
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	9,280	8,557
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.050%	11/1/48	4,040	3,818
[13]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	5/1/51	2,000	1,344
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.250%	8/1/51	5,000	3,883
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.800%	2/1/53	10,000	10,126
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	805	750
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/27	3,000	2,997
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.730%	12/29/28	1,595	1,596
[3]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/37	1,710	1,472

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/46	1,670	1,273
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/40	3,295	2,768
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	6,000	4,480
[10]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/24	9,670	9,445
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	2,500	2,655
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/39	1,295	1,312
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	20,000	20,480
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	6,400	6,846
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	5,000	5,336
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/42	15,000	13,690
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	2,875	2,871
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	5,000	4,994
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/44	26,580	21,531
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/45	1,715	1,687
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	18,750	19,867
	New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/46	12,500	12,473
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/46	20,080	21,049
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/46	5,000	5,680
	New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/47	7,500	7,455
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/48	8,930	7,797
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/48	17,465	18,767
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/49	3,500	3,730
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	5,200	3,985
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/50	4,470	4,774
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/50	6,080	6,519
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/51	5,000	3,802
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/51	2,200	2,141
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/52	18,400	20,474
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/38	10,500	10,591
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/39	7,830	7,879

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	4,320	4,762
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	5,010	5,515
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	5,100	5,602
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	9,550	10,394
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	8/1/39	9,930	9,966
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.000%	8/1/40	7,245	6,163
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	4,500	4,802
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.000%	8/1/48	4,000	3,119
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	17,055	18,315
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/34	4,315	4,499
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	15,675	17,105
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	11,560	12,448
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/34	3,000	3,194
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	7,000	7,266
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	3,280	3,425
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	10,195	11,199
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/36	8,000	8,169
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	4,735	4,866
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	1,360	1,409
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	7,000	7,875
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/36	1,595	1,881
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	7,080	7,171
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	25,790	28,111
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	3,000	3,351
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/37	6,060	6,136
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	15,000	17,044
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/37	5,000	4,503
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	1,500	1,532
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	5,000	5,119
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/37	1,470	1,717

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	3,500	3,536
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	4,100	4,146
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	10,000	10,737
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	4,250	4,296
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	2,725	2,758
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/38	5,945	6,911
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/39	3,455	3,467
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	2,000	2,007
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	5,150	5,558
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	8,000	8,019
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/39	4,685	4,106
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	2,310	2,475
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/40	11,825	11,804
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/40	5,000	4,991
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	6,875	7,110
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	5,000	5,335
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	5,000	4,991
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	1,000	998
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/40	4,745	5,079
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/41	1,000	994
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/41	3,685	3,941
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/42	15,000	15,740
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/42	2,000	2,134
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/42	2,140	2,427
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/43	13,055	12,892
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/44	10,000	10,966
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/45	1,295	1,040
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	11/1/45	15,000	17,209
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/46	8,000	6,373
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/46	2,000	2,177

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/47	7,030	7,598
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/47	5,000	3,929
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/48	10,000	7,805
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	2.500%	8/1/48	5,000	3,424
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/51	9,000	6,881
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	13,500	13,122
	New York City Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/44	1,395	1,533
	New York City Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/45	5,145	5,630
	New York City Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/48	3,335	3,631
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/41	23,000	23,325
	New York City Water & Sewer System Water Revenue	5.250%	6/15/37	10,000	10,768
	New York City Water & Sewer System Water Revenue	4.000%	6/15/41	12,100	12,113
	New York City Water & Sewer System Water Revenue	5.000%	6/15/50	19,825	21,256
	New York City Water & Sewer System Water Revenue	4.000%	6/15/52	16,675	16,208
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/40	2,850	1,300
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/47	6,180	1,787
[5]	New York Counties Tobacco Trust IV Tobacco Settlement Funded Revenue	6.250%	6/1/41	3,465	3,465
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.000%	9/15/43	5,555	4,464
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.125%	9/15/50	13,945	10,741
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.250%	9/15/52	5,700	4,331
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.500%	9/15/52	1,310	1,025
[5]	New York Liberty Development Corp. Industrial Revenue	5.150%	11/15/34	2,000	2,003
	New York Liberty Development Corp. Industrial Revenue	2.450%	9/15/69	10,600	9,678
	New York Liberty Development Corp. Industrial Revenue	2.625%	9/15/69	10,000	9,076
	New York Liberty Development Corp. Industrial Revenue	2.800%	9/15/69	12,845	11,649
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	1,535	1,233
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/44	11,830	8,803
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	20,895	15,232
[1]	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	5,000	3,730

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/51	2,575	1,971
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	8,250	6,031
[1]	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	7,000	5,159
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	9,345	10,682
	New York Mortgage Agency Local or Guaranteed Housing Revenue	2.200%	10/1/36	2,000	1,538
	New York Mortgage Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	3,000	3,093
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.000%	4/1/50	2,860	2,736
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.500%	10/1/52	1,540	1,502
	New York NY GO	4.000%	8/1/32	5,000	5,140
	New York NY GO	5.000%	8/1/33	1,000	1,106
	New York NY GO	5.000%	10/1/33	1,770	1,978
	New York NY GO	5.000%	4/1/34	7,000	7,632
	New York NY GO	5.000%	12/1/34	16,310	17,201
	New York NY GO	3.000%	3/1/35	7,000	6,695
	New York NY GO	5.000%	10/1/35	5,020	5,401
	New York NY GO	5.000%	12/1/35	2,100	2,294
	New York NY GO	5.000%	3/1/36	1,200	1,352
	New York NY GO	4.000%	8/1/36	2,635	2,726
	New York NY GO	5.000%	3/1/37	3,070	3,394
	New York NY GO	5.000%	3/1/37	1,175	1,316
	New York NY GO	4.000%	8/1/37	3,000	3,066
	New York NY GO	5.000%	8/1/37	8,600	8,940
	New York NY GO	4.000%	10/1/37	5,840	5,939
	New York NY GO	5.000%	10/1/37	5,000	5,323
	New York NY GO	4.000%	3/1/38	6,950	7,053
	New York NY GO	5.000%	3/1/38	3,305	3,632
	New York NY GO	5.000%	8/1/38	5,430	5,997
	New York NY GO	5.000%	10/1/38	2,045	2,226
	New York NY GO	5.000%	12/1/38	14,545	15,176
	New York NY GO	4.000%	8/1/39	970	979
	New York NY GO	4.000%	8/1/39	7,950	8,033
	New York NY GO	4.000%	3/1/40	2,000	2,013
	New York NY GO	4.000%	8/1/40	17,340	17,428
	New York NY GO	4.000%	8/1/40	1,795	1,805
	New York NY GO	5.250%	10/1/40	2,075	2,369
	New York NY GO	5.250%	10/1/41	2,345	2,666
	New York NY GO	4.000%	4/1/42	3,500	3,477
	New York NY GO	5.500%	5/1/44	2,930	3,347
	New York NY GO	3.500%	4/1/46	3,110	2,794
	New York NY GO	4.000%	4/1/50	4,500	4,360
[4]	New York NY GO PUT, 9.000% coupon rate effective 12/1/25	5.000%	6/1/44	1,000	1,029
[3]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/35	2,280	2,663
[3]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/52	4,950	4,783
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	1,500	1,486
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/41	2,000	1,676
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	75	77

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority College & University Revenue	4.250%	5/1/42	1,700	1,491
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/42	1,000	1,047
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/47	11,150	13,107
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/48	9,345	10,954
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/50	2,500	2,924
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/52	1,310	1,173
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/52	3,000	3,213
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/48	7,330	5,760
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/50	3,365	3,104
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	4,000	3,387
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	6,000	5,624
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/52	2,500	2,444
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/52	10,000	10,492
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/53	2,665	2,463
	New York State Dormitory Authority Health, Income Tax Revenue	5.000%	3/15/41	1,000	1,075
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/31	7,030	7,080
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	7,410	7,823
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/35	6,000	6,286
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	10,000	10,670
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	9,985	10,559
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	3,000	3,087
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	9,605	9,809
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	10,000	10,457
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/37	13,365	13,662
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/38	7,500	7,562
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	12,245	12,445
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	7,020	7,057
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	4,010	4,031
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/40	5,000	4,256
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	3,750	3,739

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/41	5,000	4,206
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/41	11,245	9,459
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/42	2,465	2,049
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	21,600	21,350
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/43	5,000	5,268
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/43	6,000	5,917
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/44	5,000	5,345
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/49	11,650	11,256
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/49	5,000	4,831
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/50	5,000	3,857
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/51	5,000	3,828
	New York State Dormitory Authority Income Tax Revenue	3.500%	3/15/52	10,000	8,702
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/25	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	40	42
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/27	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/27	10	11
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/31	5,465	5,263
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/42	7,110	7,706
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.250%	10/1/50	9,200	10,092
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/34	6,000	6,405
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/36	4,930	5,570
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/38	185	187
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/32	5,010	5,258
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/33	3,000	3,147
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	10,000	10,584
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	4,225	4,268
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	6,000	6,441
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	3,805	4,085

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	10,725	11,459
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	5,342
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	22,110	23,774
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	18,000	18,993
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	5,000	5,316
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/48	5,000	5,301
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/28	5	6
	New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/44	7,985	8,627
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/48	4,000	4,295
[13]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	11/1/42	1,750	1,669
[13]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.125%	11/1/47	3,500	3,232
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.730%	11/1/51	4,500	3,050
[13]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/29	15,000	15,010
	New York State Thruway Authority Highway Revenue	4.000%	1/1/37	3,095	3,141
	New York State Thruway Authority Highway Revenue	4.000%	1/1/39	5,205	5,200
	New York State Thruway Authority Highway Revenue	4.000%	1/1/43	1,790	1,762
	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	4,560	4,452
	New York State Thruway Authority Highway Revenue	3.000%	1/1/48	1,125	849
	New York State Thruway Authority Highway Revenue	4.000%	1/1/48	4,500	4,367
	New York State Thruway Authority Highway Revenue	3.000%	1/1/51	9,385	6,859
[3]	New York State Thruway Authority Highway Revenue	3.000%	1/1/53	2,055	1,508
	New York State Thruway Authority Highway Revenue	5.250%	1/1/56	10,000	10,314
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/43	3,710	3,639
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/47	10,000	9,666
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/48	4,775	3,778
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/49	10,000	7,862
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/50	4,355	3,392
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/55	4,500	4,275
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/56	4,500	4,271
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	5,305	5,552

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	5,835	5,888
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	6,000	6,007
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	2,000	2,247
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/38	11,500	11,581
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	14,530	12,386
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	7,725	6,585
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/40	11,000	10,954
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/40	10,090	10,806
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/41	11,485	11,396
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/48	8,070	6,257
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/50	3,000	2,297
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/43	3,000	3,003
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/46	5,000	4,963
	New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/49	4,000	3,093
	New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/50	19,100	14,652
	New York State Urban Development Corp. Lease (Appropriation) Revenue	2.625%	3/15/51	6,000	4,116
[3]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/51	5,435	3,871
	Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/45	3,000	3,239
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/31	2,000	2,082
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/37	5,140	5,275
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/37	5,685	5,833
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/38	3,000	3,067
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/38	7,075	7,218
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/39	4,815	4,861
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/41	1,000	998
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/48	8,295	9,079
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/48	4,745	5,193
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/53	2,765	3,023
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/53	3,555	3,887
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	3,000	3,241

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/61	10,750	10,225
[3]	Suffolk County NY GO	5.000%	5/15/31	4,000	4,657
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	2,105	2,055
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.500%	5/15/52	5,000	5,644
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	6,725	7,090
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/38	7,035	7,435
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/44	13,000	13,775
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/46	7,395	7,816
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/49	3,865	4,120
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/54	9,830	9,357
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/54	4,500	4,776
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/56	10,170	9,631
	Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/57	26,265	29,575
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/35	2,510	2,935
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/36	2,445	2,820
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/38	5,500	6,205
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/52	6,000	6,608
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/56	22,425	23,471
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/53	17,000	16,726
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.250%	5/15/58	2,500	2,486
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/62	5,000	5,497
[8]	Triborough Bridge & Tunnel Authority Transit Revenue, 67% of SOFR + 0.380%	3.938%	1/1/32	255	254
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	5,500	5,757
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/35	6,020	6,215
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/32	14,510	15,372
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/37	19,000	19,681
[3]	Yonkers NY GO	5.000%	3/15/35	1,000	1,155
[3]	Yonkers NY GO	5.000%	3/15/37	1,000	1,127
					2,277,849
North Carolina (1.1%)
	Brunswick County NC Enterprise Systems Water Revenue	5.000%	4/1/32	800	908
	Brunswick County NC Enterprise Systems Water Revenue	4.000%	4/1/33	500	530
	Brunswick County NC Enterprise Systems Water Revenue	4.000%	4/1/34	500	529

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cabarrus County NC Appropriations Revenue	5.000%	4/1/28	1,110	1,167
	Cabarrus County NC Appropriations Revenue	5.000%	4/1/30	1,000	1,052
	Cabarrus County NC Appropriations Revenue	5.000%	4/1/32	1,825	1,916
	Cabarrus County NC Lease (Appropriation) Revenue	4.000%	6/1/34	1,000	1,028
	Cabarrus NC Intergovernmental Agreement Revenue	5.000%	6/1/28	1,280	1,377
	Catawba County NC Intergovernmental Agreement Revenue	4.000%	4/1/40	570	573
	Catawba County NC Intergovernmental Agreement Revenue	4.000%	4/1/41	1,050	1,051
	Catawba County NC Intergovernmental Agreement Revenue	4.000%	4/1/43	400	396
	Charlotte NC (Transit Project) COP	3.000%	6/1/36	1,580	1,475
	Charlotte NC (Transit Project) COP	3.000%	6/1/37	1,665	1,513
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/41	2,500	2,523
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	3.000%	7/1/46	5,000	3,965
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/49	2,500	2,643
	Charlotte NC COP	3.000%	6/1/38	3,505	3,127
	Charlotte NC GO	2.000%	6/1/40	1,875	1,352
	Charlotte NC GO	2.000%	6/1/41	1,625	1,149
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/35	1,090	1,337
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/36	1,415	1,732
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/44	9,460	10,087
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	1/15/39	5,000	4,934
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	1/15/43	5,000	4,971
	Fayetteville NC Public Works Commission Electric Power & Light Revenue	5.000%	3/1/30	2,445	2,673
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/35	810	848
	Moore County NC Appropriations Revenue	3.000%	6/1/38	490	436
	Moore County NC Appropriations Revenue	3.000%	6/1/39	800	702
	Moore County NC Appropriations Revenue	3.000%	6/1/40	625	540
	North Carolina Appropriations Revenue	5.000%	5/1/29	1,875	2,021
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/33	2,500	2,419
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/34	2,575	2,467
	North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	10/1/25	3,000	3,123
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/27	4,500	4,621
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	13,000	13,352
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/29	2,000	2,055
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/47	1,460	1,449
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	2,825	2,780
[2]	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	1/1/54	5,000	5,372

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,100	1,083
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,610	1,570
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/45	3,650	2,855
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/48	3,000	2,421
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	3,515	2,591
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	10/1/50	1,350	1,053
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	1/1/52	3,000	2,145
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.375%	10/1/45	7,000	6,081
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/23	1,100	1,136
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/23	1,155	1,192
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/23	2,500	2,581
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/37	1,250	1,409
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/38	1,250	1,405
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/39	765	854
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/40	1,000	1,112
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/41	1,000	1,109
	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/39	8,125	7,981
[3]	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/41	10,000	9,874
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	7,000	7,249
	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/55	5,000	4,542
	Raleigh NC Combined Enterprise System Water Revenue	4.000%	9/1/41	750	765
	Raleigh NC Combined Enterprise System Water Revenue	4.000%	9/1/42	625	634
	Union NC Enterprise System County Water Revenue	3.000%	6/1/51	3,525	2,743
	University of North Carolina at Chapel Hill Health, Hospital, Nursing Home Revenue	5.000%	2/1/46	5,000	5,126
	University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/33	1,750	1,800
	Winston-Salem NC Water & Sewer System Water Revenue	4.000%	6/1/31	1,530	1,571
	Winston-Salem NC Water & Sewer System Water Revenue	4.000%	6/1/32	2,000	2,042

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/43	1,965	1,799
					172,916
North Dakota (0.2%)
	Cass County Joint Water Resource District GO	0.480%	5/1/24	1,000	965
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/46	8,000	5,983
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/51	9,000	6,481
[3]	University of North Dakota COP	4.000%	6/1/51	2,600	2,471
[3]	University of North Dakota COP	2.500%	6/1/54	5,000	3,121
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/48	4,000	3,241
	West Fargo Public School District No. 6 GO	3.000%	8/1/31	3,280	3,243
	West Fargo Public School District No. 6 GO	3.000%	8/1/32	3,380	3,313
					28,818
Ohio (2.6%)
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	2,250	2,270
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	3,750	3,761
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	7,600	7,579
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/36	2,560	2,735
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/36	1,010	1,016
	Athens City School District GO	3.250%	12/1/48	2,775	2,201
[2]	Beachwood City School District GO	5.000%	12/1/48	7,650	8,205
	Big Walnut Local School District GO	5.000%	12/1/55	6,000	6,380
	Bluffton OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/33	2,050	2,073
[1]	Brunswick City School District GO	5.500%	12/1/60	4,305	4,717
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/36	1,000	1,066
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	2,500	2,448
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	3.000%	6/1/48	15,130	11,590
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/48	9,040	8,320
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/55	8,365	7,775
	Cleveland OH GO	5.000%	12/1/51	2,000	2,149
	Cleveland OH Income Tax Revenue	4.000%	10/1/33	425	450
	Cleveland OH Income Tax Revenue	3.000%	10/1/34	730	698
	Cleveland OH Income Tax Revenue	3.000%	10/1/35	575	540
	Cleveland OH Income Tax Revenue	3.000%	10/1/36	500	459
	Cleveland OH Income Tax Revenue	3.000%	10/1/37	800	714
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/33	3,510	3,560
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/34	3,690	3,742

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.500%	8/1/47	2,500	2,663
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.500%	8/1/52	2,500	2,646
	Columbus City School District GO	5.000%	12/1/42	8,000	8,243
	Cuyahoga Community College District GO	4.000%	12/1/34	3,000	3,072
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/42	7,500	7,515
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.750%	2/15/47	10,100	9,586
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/52	8,000	8,136
	Franklin City School District GO	3.000%	11/1/57	5,205	3,766
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,235	2,237
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	11,525	11,089
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	5/15/47	4,500	4,342
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/33	1,850	1,811
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/34	1,000	967
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/35	1,000	944
	Great Oaks Career Campuses Board of Education Lease (Appropriation) COP	3.000%	12/1/44	1,140	883
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	500	553
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	300	331
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,575	1,739
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,455	1,602
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	800	874
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	2,660	2,875
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	2,780	2,973
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/38	2,890	3,068
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	27,000	27,684
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/50	5,000	4,831
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Cincinnati Children's Hospital Project)	5.000%	11/15/49	3,000	3,340
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/32	4,705	4,783
	Hilliard OH Income Tax Revenue	5.000%	12/1/52	8,750	9,463
[11]	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	3,745	3,801
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/48	8,400	7,322
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	935	1,005

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	690	752
Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	175	174
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	375	395
Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/40	225	179
Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	205	198
Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	7,655	6,927
North Royalton City School District GO	4.000%	12/1/32	600	607
Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/36	4,250	4,376
Ohio Department of Administrative Services COP	5.000%	9/1/28	500	552
Ohio Department of Administrative Services COP	5.000%	3/1/29	300	334
Ohio Department of Administrative Services COP	5.000%	9/1/29	500	562
Ohio Department of Administrative Services COP	5.000%	3/1/30	350	397
Ohio GO	5.000%	2/1/32	5,000	5,217
Ohio GO	5.000%	2/1/34	3,540	3,690
Ohio GO	5.000%	2/1/36	9,885	10,277
Ohio GO	5.000%	3/1/39	10,000	10,472
Ohio GO	3.000%	6/15/39	2,500	2,192
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/39	1,000	974
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/50	1,500	1,388
Ohio Higher Educational Facility Commission College & University Revenue	4.375%	5/1/42	3,000	2,957
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	11/1/45	1,485	1,453
Ohio Higher Educational Facility Commission College & University Revenue	3.000%	11/1/50	2,500	1,763
Ohio Higher Educational Facility Commission College & University Revenue (Case Western Reserve University Project)	4.000%	12/1/44	2,490	2,433
Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/43	11,050	11,604
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/50	1,500	1,321
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	3/1/50	13,390	13,016
Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/40	1,110	1,217
Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/41	750	820
Ohio State University College & University Revenue	4.000%	12/1/39	4,270	4,283
Ohio State University College & University Revenue	4.000%	12/1/41	1,175	1,164
Ohio State University College & University Revenue	3.000%	12/1/44	3,750	3,057
Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/30	7,570	7,914
Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/31	19,600	20,445

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/39	1,150	1,307
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/43	1,385	1,466
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/44	4,450	4,821
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/29	10,000	10,797
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/40	1,000	1,103
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/50	12,265	13,170
	Ohio Water Development Authority Water Revenue	5.000%	12/1/35	2,000	2,294
	Union County OH GO	5.000%	12/1/47	2,500	2,592
	University of Cincinnati College & University Revenue	4.000%	6/1/37	1,030	1,034
	Wickliffe City School District GO	3.250%	12/1/56	10,355	7,607
	Worthington City School District GO	5.500%	12/1/54	4,000	4,526
					402,419
Oklahoma (0.4%)
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/45	4,490	3,755
	Oklahoma Capitol Improvement Authority Appropriations Revenue	4.000%	7/1/34	2,055	2,088
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.250%	8/15/48	9,590	9,307
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/57	5,525	5,433
[3]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/32	1,000	1,050
[3]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/33	650	678
[3]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/34	950	988
[3]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/35	590	610
[3]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/39	500	500
	Oklahoma State University College & University Revenue	4.000%	9/1/36	375	379
	Oklahoma State University College & University Revenue	4.000%	9/1/37	785	791
	Oklahoma State University College & University Revenue	3.000%	9/1/40	500	413
	Oklahoma State University College & University Revenue	3.000%	9/1/41	500	407
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/35	5,000	5,031
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/47	5,015	5,205
	Oklahoma Water Resources Board Water Revenue	2.000%	4/1/35	1,000	838
	Oklahoma Water Resources Board Water Revenue	4.000%	4/1/48	1,730	1,698
	Oklahoma Water Resources Board Water Revenue	4.125%	4/1/53	3,420	3,359

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/30	12,575	12,801
					55,331
Oregon (2.3%)
	Benton & Linn Counties Consolidated School District No 509J & 509A Corvallis GO	5.000%	6/15/34	2,920	3,182
	Clackamas County School District No. 7J Lake Oswego GO	4.000%	6/1/33	1,415	1,457
	Clackamas County School District No. 7J Lake Oswego GO	4.000%	6/1/34	1,630	1,677
	Deschutes County Administrative School District No. 1 Bend-La Pine GO	4.000%	6/15/45	5,000	4,955
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/33	1,000	1,008
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/34	605	609
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/35	1,000	1,004
	Deschutes Public Library District GO	4.000%	6/1/34	1,500	1,593
	Eugene OR Electric Utility System Electric Power & Light Revenue	4.000%	8/1/31	700	718
	Forest Grove OR College & University Revenue	4.000%	5/1/36	445	425
	Forest Grove OR College & University Revenue	4.000%	5/1/39	875	801
	Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue	4.000%	12/1/51	5,000	3,362
	Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue	4.000%	12/1/56	5,000	3,245
	Lane County School District No. 4J Eugene GO	5.000%	6/15/27	1,450	1,565
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/34	750	823
[3]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/40	1,810	1,776
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/50	7,750	7,154
	Multnomah County OR School District No. 1 Portland GO	3.000%	6/15/37	2,335	2,099
	Multnomah County OR School District No. 7 Reynolds GO	5.000%	6/15/26	2,225	2,300
	Multnomah County School District No. 1 Portland GO	4.000%	6/15/49	9,685	9,460
	Multnomah County School District No. 40 GO	5.500%	6/15/53	13,715	15,606
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/41	2,320	2,631
	Oregon (OHSU Project) GO	5.000%	8/1/35	2,040	2,181
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/38	7,500	7,628
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/39	5,000	5,066
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.250%	11/15/47	3,500	3,951
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/38	1,840	2,119
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/39	5,000	5,730
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/40	5,000	5,704
	Oregon GO	5.000%	5/1/31	1,000	1,054

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Oregon GO	5.000%	5/1/32	3,010	3,170
Oregon GO	5.000%	5/1/33	280	309
Oregon GO	5.000%	6/1/33	390	431
Oregon GO	5.000%	5/1/34	1,280	1,409
Oregon GO	5.000%	6/1/34	500	551
Oregon GO	5.000%	5/1/35	2,285	2,567
Oregon GO	5.000%	6/1/35	500	548
Oregon GO	5.000%	5/1/36	1,000	1,090
Oregon GO	5.000%	5/1/36	1,350	1,560
Oregon GO	5.000%	6/1/36	685	747
Oregon GO	5.000%	5/1/37	700	758
Oregon GO	5.000%	5/1/37	1,500	1,717
Oregon GO	5.000%	6/1/37	1,560	1,691
Oregon GO	5.000%	5/1/38	650	701
Oregon GO	5.000%	5/1/39	5,000	5,196
Oregon GO	5.000%	6/1/40	2,045	2,330
Oregon GO	5.000%	6/1/41	1,910	2,168
Oregon GO	2.600%	12/1/42	1,455	1,136
Oregon GO	5.000%	12/1/52	2,930	3,018
Oregon GO (Article XI-Q State Projects)	5.000%	5/1/27	1,075	1,158
Oregon GO (Article XI-Q State Projects)	5.000%	5/1/28	1,060	1,166
Oregon GO (Article XI-Q State Projects)	5.000%	5/1/39	1,135	1,298
Oregon GO (Article XI-Q State Projects)	5.000%	5/1/40	3,095	3,524
Oregon Health & Science University Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,550	1,560
Oregon Health & Science University Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,190	1,193
Oregon Health & Science University Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,500	2,598
Oregon Health & Science University Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	3,420	2,504
Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	2.250%	7/1/41	2,000	1,497
Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.750%	1/1/50	3,780	3,802
Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/51	3,430	3,408
Oregon State Facilities Authority College & University Revenue (Willamette University Project)	4.000%	10/1/51	2,000	1,686
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	4.125%	6/1/52	3,575	3,361
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/52	5,395	5,567
Oregon State Lottery Revenue	5.000%	4/1/37	6,185	6,531
Oregon State Lottery Revenue	5.000%	4/1/37	2,500	2,736
Oregon State Lottery Revenue	5.000%	4/1/39	3,000	3,254
Oregon State Lottery Revenue	5.000%	4/1/41	6,680	7,422
Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/29	5,020	5,448
Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/30	4,760	5,159
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/44	1,405	1,137

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/47	3,050	3,141
	Portland OR Sewer System Sewer Revenue	4.500%	5/1/32	9,475	9,779
	Portland OR Sewer System Sewer Revenue	3.000%	3/1/37	6,375	5,801
	Portland OR Water System Water Revenue	3.000%	5/1/34	7,760	7,460
	Portland OR Water System Water Revenue	3.000%	5/1/35	7,995	7,572
	Portland OR Water System Water Revenue	3.000%	5/1/36	8,230	7,636
	Portland OR Water System Water Revenue	2.000%	5/1/44	3,020	1,951
	Portland OR Water System Water Revenue	2.125%	5/1/46	3,660	2,393
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/44	1,645	1,689
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/53	1,000	898
	Salem-Keizer School District No. 24J GO	5.000%	6/15/37	7,500	8,053
	Salem-Keizer School District No. 24J GO	5.000%	6/15/39	1,410	1,507
	Tualatin Valley Water District Water Revenue	5.000%	6/1/53	21,880	23,996
	University of Oregon College & University Revenue	5.000%	4/1/48	5,000	5,231
	University of Oregon College & University Revenue	5.000%	4/1/50	31,425	33,541
[1]	University of Oregon College & University Revenue	3.500%	4/1/52	28,370	23,764
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/33	2,900	3,106
	Yamhill Clackamas & Washington Counties School District No. 29J Newberg GO	0.000%	6/15/44	8,875	3,305
	Yamhill County OR College & University Revenue (George Fox University Project)	4.000%	12/1/46	2,000	1,843
					350,655
Pennsylvania (5.5%)
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	5,960	6,296
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/38	4,950	4,925
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/44	2,500	2,252
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/47	10,000	10,084
	Allegheny County IDA Industrial Revenue	4.875%	11/1/24	300	302
	Allegheny County PA GO	5.000%	11/1/28	5,475	5,763
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/52	7,500	8,614
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/42	5,625	5,673
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/42	2,915	2,916
[1]	Altoona Area School District GO, Prere.	5.000%	12/1/25	2,000	2,087
[1]	Altoona Area School District GO, Prere.	5.000%	12/1/25	1,500	1,565
[1]	Berwick Area School District GO	4.000%	11/15/41	1,125	1,129
	Bethel Park School District GO	4.000%	8/1/37	1,500	1,535
[3]	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/53	19,500	14,033
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/51	3,000	2,107

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Centennial School District Bucks County GO	5.000%	12/15/35	1,125	1,248
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/51	3,000	2,711
[3]	Central Bucks School District GO	3.000%	6/1/40	2,415	2,041
[3]	Central Bucks School District GO	3.000%	6/1/44	2,305	1,838
	Cheltenham Township School District GO, Prere.	5.000%	3/15/25	15,210	15,625
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	1,490	1,590
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	1,800	1,804
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/52	4,005	4,123
	Chester County IDA Recreational Revenue	4.000%	12/1/51	2,580	2,484
[1]	Coatesville School District GO	0.000%	10/1/38	2,100	1,022
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/29	1,750	1,932
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	1,930	2,069
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	15	16
[3]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	2,625	2,587
[3]	Commonwealth of Pennsylvania GO	4.000%	8/15/28	15,000	15,196
[3]	Commonwealth of Pennsylvania GO	4.000%	3/1/33	10,000	10,508
[3]	Commonwealth of Pennsylvania GO	4.000%	3/1/34	10,000	10,459
	Commonwealth of Pennsylvania GO	4.000%	10/1/37	13,355	13,654
	Conestoga Valley School District GO	3.000%	2/1/34	2,050	1,926
	Conestoga Valley School District GO	3.000%	2/1/36	2,175	1,985
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	9,325	8,801
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	2,000	1,862
	Cumberland Valley School District GO	4.000%	11/15/38	2,345	2,363
	Cumberland Valley School District GO	4.000%	11/15/40	3,000	2,987
	Delaware County Authority College & University Revenue	5.000%	8/1/31	825	856
	Delaware County Authority College & University Revenue	5.000%	8/1/32	920	954
	Delaware County Authority College & University Revenue	5.000%	8/1/33	2,625	2,721
	Delaware County Authority College & University Revenue	5.000%	8/1/34	2,000	2,071
	Delaware County Authority College & University Revenue	5.000%	8/1/35	2,160	2,231
	Delaware County Authority College & University Revenue	5.000%	10/1/46	2,770	2,882
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/49	2,375	2,029
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/50	5,000	4,389
[3]	Ellwood City Area School District GO	4.000%	11/15/40	810	801
[1]	Fairview School District GO	3.000%	9/15/39	1,000	853
[1]	Fairview School District GO	3.000%	9/15/40	1,000	837
[1]	Fairview School District GO	3.000%	9/15/41	1,000	840
[1]	Gateway School District Alleghany County GO	3.000%	10/15/38	1,500	1,261
[1]	Gateway School District Alleghany County GO	3.000%	10/15/39	1,000	824

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Gateway School District Alleghany County GO	3.000%	10/15/40	1,400	1,163
[1]	Gateway School District Alleghany County GO	3.000%	10/15/43	2,500	1,972
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/39	5,600	5,776
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/45	2,250	2,302
	Haverford Township PA GO	3.600%	6/1/43	3,355	3,229
[3]	Hospitals & Higher Education Facilities Authority of Philadelphia Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,500	1,651
[3]	Hospitals & Higher Education Facilities Authority of Philadelphia Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,175	1,279
[3]	Hospitals & Higher Education Facilities Authority of Philadelphia Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,100	1,183
[1]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/47	2,935	3,067
[1]	Indiana County IDA Local or Guaranteed Housing Revenue	4.000%	5/1/54	1,000	931
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/51	9,485	9,839
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/41	2,175	1,989
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/51	6,300	5,252
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	8,500	7,869
	Manheim Central School District GO	4.000%	5/1/39	1,100	1,090
	Monroe County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,000	2,041
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,155	3,333
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	1,250	1,409
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/34	1,380	1,529
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	3,100	2,992
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/47	10,000	10,428
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/57	15,330	15,744
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/44	2,700	2,567
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/49	3,550	3,312
	Montgomery County Higher Education and Health Authority Private Schools Revenue (Hill School Project)	4.000%	8/15/50	4,000	3,775
	Montgomery County IDA Industrial Revenue	4.100%	6/1/29	705	720
[13]	Montgomery County IDA Industrial Revenue PUT	4.100%	4/3/28	2,980	3,031

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	5,000	5,142
Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/49	3,500	2,447
Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/45	6,140	4,491
Moon IDA Health, Hospital, Nursing Home Revenue	6.125%	7/1/50	5,015	3,624
Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	12,000	11,421
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	13,955	14,182
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	3,315	3,670
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	690	779
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/33	2,240	2,478
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	3,000	3,048
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	1,530	1,714
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/36	1,545	1,550
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	450	449
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/40	6,375	6,212
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/40	1,945	1,894
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/41	5,240	5,087
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/43	840	810
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/48	545	510
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/51	1,500	1,385
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/53	7,250	6,646
Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/32	2,750	2,821
Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/33	1,555	1,595
Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	12/1/38	4,500	4,552

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/40	1,750	1,751
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/50	3,500	3,334
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	2,895	3,112
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	1,155	1,162
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	2,600	2,602
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	1,185	1,181
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	1,110	1,098
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	3,750	3,682
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/49	12,000	11,319
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/50	15,010	14,490
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/52	2,980	3,074
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/53	3,000	3,185
	Pennsylvania State University College & University Revenue	5.000%	9/1/28	1,000	1,036
	Pennsylvania State University College & University Revenue	5.000%	9/1/28	3,000	3,109
	Pennsylvania State University College & University Revenue	5.000%	9/1/38	2,005	2,182
	Pennsylvania State University College & University Revenue	5.000%	9/1/47	3,715	4,089
	Pennsylvania State University College & University Revenue	5.250%	9/1/48	8,345	9,419
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	5,110	5,357
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	1,000	967
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	7,325	6,932
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/53	6,675	6,283
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	7,555	7,913
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	1,985	2,079
[3]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	13,000	13,776
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	1,085	1,208
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/34	11,670	11,883
	Pennsylvania Turnpike Commission Highway Revenue	4.500%	12/1/34	4,000	4,144

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,440	2,703
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	1,125	1,294
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,050	5,361
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,000	5,692
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	14,955	15,547
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/37	3,855	3,924
Pennsylvania Turnpike Commission Highway Revenue	4.750%	12/1/37	6,000	6,198
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	14,415	15,255
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/38	2,740	2,773
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	5,000	5,307
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/39	12,320	12,664
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	2,245	2,271
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	2,985	3,166
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	4,545	4,563
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	6,400	6,553
Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/42	3,350	2,672
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/42	1,725	1,722
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	6,010	6,293
Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/42	1,000	1,112
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	6,000	5,876
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	2,500	2,606
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/45	4,505	4,400
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	6,500	6,319
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	4,580	4,452
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	2,000	2,129
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	4,060	4,349
Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/47	1,230	1,351
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/50	11,245	10,751
Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	5,310	3,969
Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/52	1,000	1,091

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Pennsylvania Turnpike Commission Highway Revenue, 6.000% coupon rate effective 12/1/28	0.000%	12/1/37	1,610	1,467
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.500%	12/1/23	9,015	9,074
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.500%	12/1/23	7,255	7,308
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/34	5,250	5,658
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	5,000	5,039
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	9/1/47	6,150	5,774
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/34	1,115	1,186
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/35	1,150	1,222
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/36	1,700	1,796
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/37	1,615	1,624
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	1,600	1,679
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	6,025	6,550
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/50	3,000	3,168
[5]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/50	1,700	1,613
	Philadelphia IDA College & University Revenue	4.000%	11/1/38	1,265	1,223
	Philadelphia IDA College & University Revenue	4.000%	11/1/45	1,200	1,084
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.250%	11/1/47	3,715	3,969
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.500%	11/1/60	12,010	12,900
[1]	Philadelphia PA Airport Port, Airport & Marina Revenue	3.000%	7/1/50	5,000	3,769
	Philadelphia PA GO	5.000%	8/1/29	5,745	5,921
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/39	9,000	9,673
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/45	1,050	1,113
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/47	9,305	10,316
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/49	7,000	7,329
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/50	6,000	6,307
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	2,180	2,274
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	10,500	10,662
[1]	Philadelphia School District GO	5.000%	9/1/25	5,500	5,685
[3]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/35	1,140	1,174
[3]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/38	1,100	1,110
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.500%	9/1/47	4,470	5,036
	Radnor Township School District GO	3.000%	8/15/35	1,400	1,342

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	School District of Philadelphia GO	4.000%	9/1/38	5,000	4,898
	School District of Philadelphia GO	4.000%	9/1/46	5,000	4,766
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/49	3,000	2,808
	Spring Township PA GO	3.000%	11/15/33	1,020	975
	Spring Township PA GO	3.000%	11/15/34	1,050	990
	Spring Township PA GO	3.000%	11/15/35	1,085	1,017
	Spring Township PA GO	3.000%	11/15/36	1,115	1,017
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/33	2,645	2,765
[3]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/33	790	824
[3]	State Public School Building Authority Miscellaneous Revenue, Prere.	5.000%	12/1/26	210	224
	Upper Merion Area School District County PA GO	3.000%	1/15/40	1,500	1,324
	Upper St. Clair Township School District GO	3.250%	10/1/35	5,000	4,813
[1]	Wilkes-Barre PA Area School District GO	5.000%	4/15/59	3,355	3,448
	York County PA GO	4.000%	3/1/35	3,000	3,097
					849,382
Puerto Rico (1.2%)
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	624	599
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	3,678	3,762
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	8,158	8,573
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	17,710	18,923
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	23,740	25,871
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	19,077	11,624
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	22,447	21,298
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	4,588	4,238
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	820	682
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/28	1,065	1,096
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	1,250	1,290
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	8,000	8,269
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	2,045	2,088
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	4,270	4,365
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	1,710	1,721
	Puerto Rico Highway & Transportation Authority Highway Revenue	0.000%	7/1/32	4,234	2,693
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	165	182
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	215	236
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	40	44
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	40	43

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	40	38
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	50	46
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	45	41
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	40	36
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	135	120
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	40	35
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue	4.784%	7/1/58	6,754	6,359
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	251	242
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	7,282	6,215
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	11,144	8,701
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	3,080	2,196
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	3,595	2,333
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	37,153	34,973
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	4,152	3,908
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	3,965	1,131
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.750%	7/1/53	1,250	1,184
				185,155
Rhode Island (0.1%)
Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/38	700	692
Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/39	860	846
Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/40	885	866
Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/41	930	910
Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/50	1,500	1,423
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/40	6,580	6,622
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	4.500%	6/1/45	2,180	2,148
				13,507

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
South Carolina (1.0%)
Charleston County SC GO	4.000%	11/1/30	5,715	5,963
Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/34	725	761
Greenville County SC Miscellaneous Revenue	3.000%	4/1/41	1,385	1,174
Greenville County SC Miscellaneous Revenue	3.000%	4/1/42	1,000	835
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/30	1,045	1,064
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/32	1,550	1,572
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	1,165	1,202
North Charleston SC Miscellaneous Taxes Revenue	5.000%	10/1/40	7,000	7,247
Patriots Energy Group Nuclear Revenue	4.000%	6/1/46	2,250	2,078
Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/29	3,275	3,341
SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/30	1,500	1,538
South Carolina GO	5.000%	4/1/34	470	548
South Carolina GO	5.000%	4/1/34	380	443
South Carolina GO	5.000%	4/1/35	270	313
South Carolina GO	5.000%	4/1/35	400	463
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	1,030	1,104
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	10,000	10,525
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/47	12,600	12,864
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/48	8,000	7,304
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/38	5,305	5,378
South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue	4.000%	4/1/52	5,000	4,599
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/35	2,140	2,150
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/36	2,885	2,888
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/38	2,690	2,664
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/38	3,000	2,971
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/39	1,330	1,307
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/39	3,210	3,154
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/41	10,680	10,300
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/42	11,480	10,988
South Carolina Public Service Authority Electric Power and Light Revenue	4.000%	12/1/42	3,000	2,871
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	5,295	5,465

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	2,690	2,791
South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.250%	1/1/52	4,035	3,918
South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/52	4,945	5,125
Spartanburg County School District No. 7 GO	5.000%	3/1/48	5,000	5,305
Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/36	2,760	2,747
University of South Carolina College & University Revenue	5.000%	5/1/30	1,870	2,005
University of South Carolina College & University Revenue	5.000%	5/1/31	2,045	2,186
University of South Carolina College & University Revenue	5.000%	5/1/32	2,145	2,287
University of South Carolina College & University Revenue	5.000%	5/1/34	865	921
University of South Carolina College & University Revenue	5.000%	5/1/35	450	517
University of South Carolina College & University Revenue	5.000%	5/1/35	610	696
University of South Carolina College & University Revenue	5.000%	5/1/36	430	485
University of South Carolina College & University Revenue	5.000%	5/1/37	450	501
University of South Carolina College & University Revenue	5.000%	5/1/38	1,415	1,560
University of South Carolina College & University Revenue	5.000%	5/1/40	9,075	9,515
University of South Carolina College & University Revenue (Campus Village Project)	5.000%	5/1/36	3,870	4,349
				159,982
South Dakota (0.2%)
Lincoln SD College & University Revenue	4.000%	8/1/51	2,775	2,234
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	9,710	9,874
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	14,525	13,645
				25,753
Tennessee (1.2%)
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,520	1,628
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	1,000	997
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,000	974
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/44	2,120	1,966
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/49	2,000	2,047
Clarksville TN Water Sewer & Gas Water Revenue	4.000%	2/1/40	5,440	5,467

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/41	2,855	2,920
Jackson TN Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/28	145	160
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	2,500	2,567
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	4,030	4,189
Knox County TN GO	3.000%	6/1/40	3,730	3,225
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/41	1,265	1,092
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/51	2,000	1,594
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/26	10,000	10,346
Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/35	3,350	3,554
Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/37	2,400	2,486
Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/39	4,555	4,624
New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/36	4,075	2,392
New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/37	3,175	1,748
New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/38	2,725	1,406
Shelby County TN GO	3.125%	4/1/33	1,465	1,441
Tennergy Corp. Natural Gas Revenue PUT	5.500%	12/1/30	2,500	2,652
Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	10/1/24	41,215	41,698
Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/28	16,765	16,573
Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/23	3,735	3,738
Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/24	6,185	6,251
Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	2,160	2,203
Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	19,950	20,068
Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/28	7,805	8,040
Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	95	94
Tennessee GO, Prere.	5.000%	9/1/24	700	714
Tennessee GO, Prere.	5.000%	8/1/25	1,345	1,395
Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.750%	1/1/50	2,340	2,303
Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	3,315	3,263
Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.750%	1/1/54	4,820	5,177

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Residential Finance Program)	3.000%	1/1/51	4,395	4,236
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/42	4,640	4,894
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/25	7,000	7,300
	Washington County TN GO	4.000%	6/1/29	3,260	3,340
					190,762
Texas (8.9%)
	Alamito Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	8/1/26	3,796	3,903
[16]	Alvarado TX Independent School District GO	5.000%	2/15/47	7,000	7,541
[16]	Argyle Independent School District GO	4.000%	8/15/53	1,000	964
[16]	Arlington TX Independent School District GO	4.000%	2/15/30	2,000	2,027
[3]	Arlington TX Special Tax Revenue	5.000%	2/15/48	7,620	7,918
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/31	1,445	1,616
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/32	1,440	1,604
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/33	2,045	2,268
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/29	3,315	3,425
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/31	625	675
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/32	1,000	1,032
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/33	485	501
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/36	785	838
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/37	535	568
[16]	Austin Independent School District GO	5.000%	8/1/32	5,370	5,895
	Austin Independent School District GO	5.000%	8/1/48	12,880	13,721
	Austin Independent School District GO, Prere.	5.000%	8/1/25	1,425	1,473
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/41	5,240	5,399
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/45	1,760	1,890
	Austin TX GO	5.000%	9/1/26	1,300	1,376
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/39	3,900	4,403
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/40	4,000	4,478
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/45	5,360	5,772
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/50	5,000	5,348
[16]	Belton Independent School District GO	5.000%	2/15/36	2,500	2,622
[16]	Belton Independent School District GO	4.000%	2/15/40	645	650
[16]	Belton Independent School District GO	4.000%	2/15/41	1,000	1,003
	Board of Regents of the University of Texas System College & University Revenue	2.000%	8/15/36	2,500	1,934
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/40	1,980	2,307

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/50	2,300	2,680
[16]	Bullard Independent School District GO	4.000%	2/15/35	1,000	1,048
[16]	Bullard Independent School District GO	4.000%	2/15/40	1,125	1,121
[16]	Bullard Independent School District GO	4.000%	2/15/42	1,240	1,220
[16]	Bullard Independent School District GO	5.000%	2/15/47	4,450	4,841
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	1,690	1,753
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/40	1,200	1,166
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/41	1,900	1,832
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/45	7,225	6,636
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/45	1,875	1,956
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/50	3,100	2,829
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/50	8,160	7,296
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	6,000	6,209
[7]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/26	9,500	8,537
[7]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/28	15,000	12,596
[7]	Central Texas Turnpike System Highway Revenue, ETM	0.000%	8/15/26	555	503
[7]	Central Texas Turnpike System Highway Revenue, ETM	0.000%	8/15/28	50	43
[16]	Comal Independent School District GO	4.000%	2/1/36	1,000	1,044
[16]	Comal Independent School District GO	3.000%	2/1/41	3,720	3,191
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	4.000%	10/1/41	650	640
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	4.000%	10/1/46	700	663
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	4.000%	10/1/50	675	628
[16]	Corpus Christi Independent School District GO	4.000%	8/15/33	1,425	1,504
[16]	Cypress-Fairbanks Independent School District GO	4.000%	2/15/48	2,000	1,961
	Dallas Area Rapid Transit Sales Tax Revenue	3.000%	12/1/41	1,045	871
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/45	4,920	5,278
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/47	8,290	8,902
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	8,975	9,356
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	5,310	5,535
	Dallas County Utility & Reclamation District GO	5.000%	2/15/28	5,000	5,384
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/34	4,520	4,693
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	6,025	6,199
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/38	1,340	1,262
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/35	2,225	2,347
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/40	4,360	4,431
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/41	5,000	5,053

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[16]	Deer Park TX Independent School District GO	5.000%	8/15/47	5,000	5,493
[16]	Del Valle Independent School District TX GO	2.000%	6/15/40	2,400	1,724
[16]	Del Valle Independent School District TX GO	2.000%	6/15/41	2,260	1,591
[16]	Del Valle Independent School District TX GO	4.000%	6/15/47	4,090	4,109
[2]	Denison Independent School District GO	4.000%	8/1/53	11,000	10,411
[2,16]	Denton Independent School District GO	5.000%	8/15/53	9,255	10,084
[16]	Eagle Brook Meadows Metropolitan District No. 3 GO	4.000%	8/15/34	2,700	2,841
[3]	El Paso County Community College District College & University Revenue	5.000%	4/1/42	5,095	5,271
[16]	El Paso Independent School District GO	4.000%	8/15/33	2,500	2,550
	El Paso TX GO	3.000%	8/15/39	1,270	1,085
	El Paso TX GO	4.000%	8/15/39	1,370	1,379
	El Paso TX GO	3.000%	8/15/40	840	704
	El Paso TX GO	3.000%	8/15/40	1,000	838
	El Paso TX GO	3.000%	8/15/40	1,375	1,152
	El Paso TX GO	4.000%	8/15/40	635	637
	El Paso TX GO	3.000%	8/15/41	905	748
	El Paso TX GO	3.000%	8/15/41	1,200	992
	El Paso TX GO	3.000%	8/15/41	1,500	1,240
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/31	1,120	1,199
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/35	1,750	1,782
[16]	Forney Independent School District GO	3.000%	2/15/37	2,000	1,808
	Forney Independent School District GO	0.000%	8/15/39	1,000	489
[1,2]	Forney Independent School District GO	0.000%	8/15/39	1,000	485
[1,2]	Forney Independent School District GO	0.000%	8/15/40	1,000	459
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/38	3,220	2,843
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/39	2,250	1,962
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/40	1,340	1,146
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/51	3,590	2,713
[16]	Fort Bend Independent School District GO	5.000%	8/15/53	5,000	5,435
[16]	Fort Bend Independent School District GO PUT	2.375%	8/1/24	1,960	1,929
[16]	Fort Worth Independent School District GO	4.000%	2/15/48	5,000	4,925
	Fort Worth TX GO	5.000%	3/1/28	2,000	2,097
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/43	2,100	1,374
[16]	Friendswood Independent School District GO	4.000%	2/15/32	3,630	3,690
[2,16]	Garland Independent School District GO	4.000%	2/15/41	1,235	1,233
[1]	Georgetown TX Utility System Electric Power & Light Revenue	5.250%	8/15/48	960	1,055
[1]	Georgetown TX Utility System Electric Power & Light Revenue	5.250%	8/15/53	1,525	1,666
[16]	Goose Creek Consolidated Independent School District GO	5.000%	10/1/41	1,450	1,603
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/48	3,050	3,195
[4]	Grand Parkway Transportation Corp. Highway Revenue, 5.500% coupon rate effective 10/1/23	0.000%	10/1/35	21,500	23,524
[4]	Grand Parkway Transportation Corp. Highway Revenue, 5.500% coupon rate effective 10/1/23	0.000%	10/1/36	8,585	9,321
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.250%	10/1/23	12,000	12,037
[16]	Granger Independent School District GO	5.000%	2/15/52	6,575	6,994

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[11]	Harris County Industrial Development Corp. Industrial Revenue PUT	4.050%	6/1/33	12,910	12,977
	Harris County Metropolitan Transit Authority Sales & Use Tax Sales Tax Revenue	5.000%	11/1/27	1,000	1,059
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/31	110	120
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/32	105	114
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/37	2,520	2,573
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/38	1,000	1,015
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/39	1,500	1,514
	Harris County TX Highway Revenue	5.000%	8/15/30	665	703
	Harris County TX Port Authority of Houston Port, Airport & Marina Revenue	4.000%	10/1/39	1,170	1,185
[3]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/27	2,150	2,194
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/28	1,465	1,484
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/30	2,790	2,828
[16]	Hays Consolidated Independent School District GO	4.000%	2/15/37	1,000	1,026
[16]	Hays Consolidated Independent School District GO	4.000%	2/15/38	1,250	1,271
	Hays County TX GO	4.000%	2/15/31	2,265	2,312
	Hays County TX GO	4.000%	2/15/32	3,135	3,227
	Hays County TX GO	4.000%	2/15/32	3,820	3,893
	Hays County TX GO	4.000%	2/15/33	865	889
	Hays County TX GO	4.000%	2/15/33	3,320	3,412
	Hays County TX GO	5.000%	2/15/42	4,000	4,148
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/35	1,000	1,045
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/36	1,000	1,036
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/36	1,000	1,018
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/37	1,620	1,480
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/38	1,900	1,778
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/38	1,000	902
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/39	1,000	891
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/40	1,000	917
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/41	1,000	868
	Houston Community College System GO	5.000%	2/15/35	3,000	3,313
	Houston Community College System GO	4.000%	2/15/36	8,500	8,641
	Houston Higher Education Finance Corp. College & University Revenue	4.000%	10/1/51	1,200	1,013
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/39	1,250	1,320
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/43	3,230	3,383
	Houston TX Combined Utility System Sewer Revenue	5.000%	11/15/45	2,335	2,528

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/32	27,100	28,618
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/36	3,020	3,153
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/38	2,400	2,049
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/39	1,385	1,164
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/49	1,720	1,836
	Houston TX GO	5.000%	3/1/27	1,250	1,307
	Houston TX GO	4.000%	3/1/34	590	629
	Houston TX GO	4.000%	3/1/35	675	714
	Houston TX GO	3.000%	3/1/36	1,030	925
[16]	Humble Independent School District GO	4.000%	2/15/28	10,290	10,400
[16]	Huntsville Independent School District GO	5.000%	2/15/35	1,405	1,613
[2,16]	Jarrell Independent School District GO	5.000%	2/15/53	10,000	10,753
[16]	Katy Independent School District GO	3.000%	2/15/33	3,000	2,958
[16]	Katy Independent School District GO	3.000%	2/15/34	6,995	6,903
[16]	Katy Independent School District GO	3.000%	2/15/35	7,185	6,984
[16]	Katy Independent School District GO	5.000%	2/15/38	965	1,080
[16]	Katy Independent School District GO	5.000%	2/15/39	1,125	1,252
[16]	Katy Independent School District GO	5.000%	2/15/48	5,280	5,767
	Laguna-Madre Water District GO	4.000%	3/1/52	4,670	4,433
[16]	Lake Travis Independent School District GO	4.000%	2/15/33	1,000	1,033
[16]	Lake Travis Independent School District GO	4.000%	2/15/34	1,015	1,049
[16]	Lamar Consolidated Independent School District GO	4.000%	2/15/30	10,000	10,113
[16]	Lamar Consolidated Independent School District GO	4.000%	2/15/31	5,000	5,054
[16]	Lamar Consolidated Independent School District GO	4.000%	2/15/32	6,835	6,903
[16]	Lamar Consolidated Independent School District GO	5.000%	2/15/44	9,750	9,843
[2,16]	Lamar Consolidated Independent School District GO	5.000%	2/15/53	18,030	19,398
[16]	Lamar Consolidated Independent School District GO	3.000%	2/15/56	4,800	3,565
[2,16]	Lamar Consolidated Independent School District GO	5.000%	2/15/58	10,955	11,768
[16]	Lamar Consolidated Independent School District GO	4.000%	2/15/62	5,000	4,665
	Laredo College District Combined Fee Revenue GO, Prere.	5.000%	8/1/24	2,030	2,064
	Laredo College District Combined Fee Revenue GO, Prere.	5.000%	8/1/24	1,500	1,525
[16]	Leander Independent School District GO	5.000%	8/15/40	10,000	10,232
[16]	Leander Independent School District GO	5.000%	8/15/40	1,000	1,102
[16]	Leander Independent School District GO	5.000%	8/15/41	1,355	1,488
[16]	Leander Independent School District GO	5.000%	8/15/47	10,495	11,372
[16]	Liberty Hill Independent School District GO	4.000%	2/1/33	2,410	2,512
[16]	Liberty Hill Independent School District GO	4.000%	2/1/34	1,000	1,040
[16]	Liberty Hill Independent School District GO	3.000%	2/1/35	1,500	1,440
[16]	Liberty Hill Independent School District GO	3.000%	2/1/36	5,000	4,683
	Lone Star College System College & University Revenue	4.000%	2/15/42	1,125	1,117
	Lone Star College System GO	4.000%	2/15/29	1,150	1,166
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/33	4,605	5,163

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/34	5,050	5,650
[3]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/37	3,625	3,688
[3]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/40	1,785	1,783
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/28	2,810	3,004
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/37	1,290	1,423
[3]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/37	1,400	1,565
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/38	6,000	6,555
[3]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/38	1,500	1,661
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/39	8,500	9,231
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/46	1,500	1,587
[3]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/53	8,020	8,790
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/36	1,500	1,632
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/36	1,000	1,102
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/37	1,040	1,122
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/37	3,000	3,275
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/38	1,500	1,607
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/38	2,000	2,164
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/39	1,500	1,599
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/39	2,000	2,153
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/40	1,000	1,063
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/40	3,000	3,218
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/41	3,920	4,194
	Lubbock TX GO	4.000%	2/15/30	1,250	1,270
[16]	Mansfield Independent School District GO, Prere.	5.000%	2/15/25	5,000	5,125
	McKinney TX GO	5.000%	8/15/41	2,140	2,400
	McKinney TX GO	5.000%	8/15/42	2,345	2,622
	McKinney TX Waterworks & Sewer System Water Revenue	2.000%	3/15/39	1,000	733
	McKinney TX Waterworks & Sewer System Water Revenue	2.000%	3/15/40	1,000	717
	Medina Valley Independent School District GO	4.000%	2/15/53	15,000	14,299
	Missouri City TX GO	4.000%	6/15/32	1,125	1,143
[2,16]	New Caney Independent School District GO	5.000%	2/15/37	625	719
[2,16]	New Caney Independent School District GO	5.000%	2/15/38	750	853
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	5,720	5,732

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	5,040	5,165
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/46	5,620	4,392
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.250%	10/1/26	2,955	2,903
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.500%	10/1/26	3,725	3,660
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/43	1,650	1,347
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/49	1,600	1,246
[3]	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/58	3,670	3,692
[3]	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/58	1,000	1,009
	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Sewer Revenue	2.000%	6/1/37	2,590	1,994
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/32	4,575	4,756
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/33	7,500	7,785
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/34	7,500	7,771
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	8,500	8,808
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	1,335	1,388
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	23,900	24,630
[16]	Northside Independent School District GO	5.000%	8/1/38	1,500	1,679
[16]	Northside Independent School District GO	5.000%	8/1/39	1,000	1,115
[16]	Northside Independent School District GO	5.000%	8/1/40	1,000	1,112
[16]	Northside Independent School District GO	4.000%	8/15/48	2,500	2,454
	Pasadena TX GO	4.000%	2/15/32	1,500	1,517
[16]	Pearland Independent School District GO	5.000%	2/15/42	3,000	3,212
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/40	5,470	6,179
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/41	3,155	3,556
	Pflugerville TX GO	4.000%	8/1/49	4,670	4,533
[16]	Ponder Independent School District GO	4.000%	2/15/37	1,935	1,992
[16]	Ponder Independent School District GO	4.000%	2/15/38	1,000	1,019
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	4.000%	10/1/46	1,825	1,791
[16]	Prosper Independent School District GO	5.000%	2/15/44	5,475	5,777
[16]	Prosper Independent School District GO	5.000%	2/15/48	6,300	6,618
[16]	Prosper Independent School District GO	4.000%	2/15/53	10,500	10,019
[2,16]	Prosper Independent School District GO PUT	4.000%	8/15/26	1,010	1,025
[16]	Richardson Independent School District GO	3.000%	2/15/36	1,000	947
[16]	Rockwall Independent School District GO	4.000%	2/15/53	9,550	9,134
[2,16]	Royse City Independent School District GO	5.000%	2/15/53	13,005	14,013
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/23	6,200	6,200

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[16]	San Antonio Independent School District GO	4.000%	8/15/37	1,975	2,029
[16]	San Antonio Independent School District GO	5.000%	8/15/39	3,500	3,919
[16]	San Antonio Independent School District GO	5.000%	8/15/52	7,985	8,752
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/37	1,275	1,306
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/38	1,750	1,925
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/39	2,000	2,191
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/40	2,470	2,696
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/41	1,330	1,329
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/41	2,000	2,174
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/42	3,890	3,865
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/43	3,270	3,232
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/46	8,900	9,567
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/47	5,000	5,192
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/26	2,565	2,560
	San Antonio TX GO	4.000%	8/1/35	1,190	1,248
	San Antonio Water System Water Revenue	4.000%	5/15/42	1,875	1,851
	San Antonio Water System Water Revenue	4.000%	5/15/51	4,000	3,790
	San Jacinto Community College District GO	5.000%	2/15/29	3,860	4,032
	San Jacinto Community College District GO	5.000%	2/15/30	4,055	4,236
	San Jacinto Community College District GO	5.000%	2/15/31	2,250	2,349
	San Jacinto Community College District GO	5.000%	2/15/32	2,000	2,086
[16]	Sanger Independent School District GO	4.000%	8/15/47	3,295	3,183
[2,16]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/48	2,000	2,183
[16]	Southwest Independent School District GO	3.000%	2/1/40	2,395	2,055
	Spring Independent School District GO	4.000%	8/15/41	5,000	5,060
	Stephenville Independent School District GO	4.000%	2/15/48	3,000	2,941
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	4,500	4,654
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	1,650	1,790
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	2,000	2,161
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/42	2,800	2,727
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	10,000	10,321
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/51	10,000	10,514
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/53	1,750	1,640

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/32	3,855	4,291
Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.750%	3/1/54	19,445	21,182
Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/23	1,550	1,556
Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	6.250%	12/15/26	650	675
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/23	160	160
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/24	150	151
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	140	142
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	1,810	1,840
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	3,055	3,126
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/29	3,515	3,613
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/30	765	790
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/31	7,290	7,549
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/32	2,250	2,335
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/24	6,680	6,775
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/25	2,760	2,826
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/26	1,490	1,537
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/31	1,000	1,000
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	500	499
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/32	5,000	4,988
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/32	4,665	5,064
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/33	1,720	1,712
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/33	5,820	6,310
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/34	1,000	993
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/34	6,000	6,478
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/35	1,000	983
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/35	3,560	3,476
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/36	3,000	2,906
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/36	1,000	961
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/37	1,000	954
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/37	3,165	3,001

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/39	1,000	937
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	2,500	2,338
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/40	3,000	2,785
[1]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/38	500	547
[1]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/42	500	540
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	2,500	2,555
	Texas State University System College & University Revenue	4.000%	3/15/35	2,130	2,183
	Texas Transportation Commission GO PUT	0.650%	4/1/26	3,100	2,814
	Texas Transportation Commission Highway Revenue	5.000%	8/1/57	7,750	7,809
	Texas Water Development Board Water Revenue	5.000%	4/15/28	3,305	3,574
	Texas Water Development Board Water Revenue	5.000%	4/15/29	3,045	3,289
	Texas Water Development Board Water Revenue	4.000%	10/15/33	7,000	7,280
	Texas Water Development Board Water Revenue	4.000%	10/15/34	13,000	13,468
	Texas Water Development Board Water Revenue	4.000%	8/1/36	6,000	6,212
	Texas Water Development Board Water Revenue	3.000%	10/15/38	3,075	2,775
	Texas Water Development Board Water Revenue	5.000%	10/15/38	3,780	4,058
	Texas Water Development Board Water Revenue	5.000%	8/1/41	10,735	11,976
	Texas Water Development Board Water Revenue	4.000%	10/15/46	5,030	4,915
	Texas Water Development Board Water Revenue	5.000%	10/15/47	8,525	8,914
	Texas Water Development Board Water Revenue	5.000%	4/15/49	6,670	7,026
[16]	Tomball Independent School District GO	3.875%	2/15/43	4,810	4,608
	Travis County TX GO	3.000%	3/1/40	1,000	845
[16]	United TX Independent School District GO, Prere.	5.000%	8/15/25	2,355	2,440
[16]	United TX Independent School District GO, Prere.	5.000%	8/15/25	2,535	2,627
	University of Houston College & University Revenue	4.000%	2/15/30	4,610	4,668
	University of Houston College & University Revenue	3.000%	2/15/34	10,605	10,137
	University of Houston College & University Revenue	4.000%	2/15/37	16,205	16,250
	University of Houston College & University Revenue	5.000%	2/15/56	6,510	6,938
	University of North Texas System College & University Revenue	5.000%	4/15/33	3,200	3,259
	University of North Texas System College & University Revenue	5.000%	4/15/34	3,000	3,056
	University of Texas System College & University Revenue	5.000%	8/15/49	13,690	15,948
[16]	Van Vleck Independent School District GO	3.000%	2/15/45	1,000	800
[16]	Waco Independent School District GO	4.000%	8/15/41	3,195	3,220

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[16]	Waco Independent School District GO	4.000%	8/15/42	2,825	2,829
[16]	Waco Independent School District GO	4.000%	8/15/48	2,575	2,508
[16]	Waco Independent School District GO	4.125%	8/15/53	2,000	1,951
	Waco TX GO	4.000%	2/1/40	7,930	7,888
	Waco TX GO	4.000%	2/1/41	8,260	8,186
[1]	Waller Consolidated Independent School District GO	5.000%	2/15/38	3,860	4,318
[1]	Waller Consolidated Independent School District GO	5.000%	2/15/39	5,235	5,819
[2,16]	Waxahachie Independent School District GO	5.000%	2/15/37	400	459
[2,16]	Waxahachie Independent School District GO	5.000%	2/15/38	1,000	1,136
[2,16]	Waxahachie Independent School District GO	5.000%	2/15/39	1,390	1,572
[2,16]	Waxahachie Independent School District GO	5.000%	2/15/40	1,400	1,573
[2,16]	Waxahachie Independent School District GO	5.000%	2/15/41	1,520	1,702
[16]	Wichita Falls Independent School District GO	3.000%	2/1/40	3,000	2,610
					1,359,972
Utah (1.6%)
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/38	3,100	3,124
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/39	2,190	2,197
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/40	645	647
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/38	4,175	4,265
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/39	4,585	4,668
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/40	4,770	4,844
	Davis School District GO	5.000%	6/1/27	2,055	2,218
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/34	1,685	1,938
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/35	1,765	2,015
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/37	2,530	2,837
[2]	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/39	4,005	4,494
[2]	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/40	10,900	12,178
[2]	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/41	5,905	6,575
[2]	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/42	3,390	3,759
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/43	9,500	10,420
[2]	Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/43	3,975	4,475
[2]	Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/44	13,675	15,299
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/46	1,075	1,039
	Millcreek UT Sales Tax Revenue	2.125%	6/1/51	7,570	4,609
	Ogden City UT Sewer & Water Revenue	3.000%	6/15/45	3,000	2,373
	Provo City School District Municipal Building Authority Lease (Appropriation) Revenue	4.000%	3/15/36	5,810	6,050
	Salt Lake City Corp. GO	3.000%	6/15/41	1,185	1,020
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/41	1,405	1,513

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/50	5,360	5,700
Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/52	10,000	10,904
University of Utah College & University Revenue	5.000%	8/1/29	2,000	2,113
University of Utah College & University Revenue	4.000%	8/1/34	1,175	1,211
University of Utah College & University Revenue	4.000%	8/1/35	1,000	1,025
University of Utah College & University Revenue	4.000%	8/1/39	1,000	1,007
University of Utah College & University Revenue	5.000%	8/1/39	1,000	1,123
University of Utah College & University Revenue	5.250%	8/1/48	2,405	2,708
University of Utah College & University Revenue	5.250%	8/1/53	4,610	5,157
University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/36	2,300	2,383
University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/37	1,910	1,950
University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/39	4,000	4,031
University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/40	3,000	3,018
University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/41	5,000	5,013
University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/42	8,685	8,640
University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/43	5,585	5,537
University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/51	5,470	5,316
Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	10/15/38	720	740
Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	10/15/43	1,150	1,172
Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/44	625	642
Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	10/15/48	1,200	1,217
Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	16,500	16,986
Utah County UT Health, Hospital, Nursing Home Revenue	4.000%	5/15/43	1,500	1,475
Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/43	8,500	9,061
Utah County UT Health, Hospital, Nursing Home Revenue	3.000%	5/15/50	5,795	4,424
Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/50	3,425	3,593
Utah GO	5.000%	7/1/26	5,000	5,295
Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	4.000%	9/1/24	1,750	1,748
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30	6,215	6,346
Wasatch County School District Local Building Authority Lease (Appropriation) Revenue	5.500%	6/1/54	15,000	16,588
Weber Basin Water Conservancy District Water Revenue	5.000%	10/1/44	3,125	3,354

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Weber Basin Water Conservancy District Water Revenue	5.000%	10/1/50	6,200	6,632
					248,666
Vermont (0.1%)
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/45	2,850	2,244
[2]	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	5.000%	11/1/45	3,500	3,850
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	5.000%	11/1/49	10,000	10,521
[2]	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	5.000%	11/1/52	5,250	5,689
					22,304
Virginia (1.9%)
	Arlington County IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,000	1,003
	Arlington County IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,750	1,750
	Arlington County IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,250	1,243
	Arlington County VA GO, Prere.	2.500%	8/15/29	5,000	4,777
[5]	Cutalong II Community Development Authority District Special Assessment Revenue (Cutalong II Project)	4.500%	3/1/55	5,711	4,562
	Fairfax County Economic Development Authority Intergovernmental Agreement Revenue (County Facilities Project)	5.000%	10/1/39	1,525	1,715
	Fairfax County Economic Development Authority Lease (Appropriation) Revenue (County Facilities Project), Prere.	5.000%	10/1/24	1,800	1,837
	Fairfax County Economic Development Authority Special Tax Revenue	3.000%	4/1/36	2,000	1,844
	Fairfax County Economic Development Authority Special Tax Revenue (Silver Line Phase I Project)	4.000%	4/1/31	3,810	3,885
	Fairfax County Economic Development Authority Special Tax Revenue (Silver Line Phase I Project)	4.000%	4/1/32	11,190	11,399
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/35	1,570	1,792
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/37	2,500	2,791
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	4.000%	5/15/42	3,750	3,756
	Fairfax County VA GO	5.000%	10/1/35	2,735	3,046
	Fairfax County VA Sewer Revenue	4.000%	7/15/32	2,545	2,612
	Hampton Roads Transportation Accountability Commission Appropriation Revenue	5.000%	7/1/50	5,000	5,389
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.250%	7/1/60	33,450	36,458
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.000%	7/1/48	5,000	5,267
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/45	700	620

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/50	1,500	1,290
Loudoun County Economic Development Authority Intergovernmental Agreement Revenue	5.000%	12/1/26	1,425	1,520
Loudoun County VA GO	3.000%	12/1/31	7,535	7,406
Loudoun County VA GO	4.000%	12/1/32	6,900	7,043
Loudoun County VA GO	4.000%	12/1/33	6,895	7,035
Montgomery County Economic Development Authority College & University Revenue	4.000%	6/1/36	1,200	1,234
Northern Virginia Transportation Commission Transit Revenue	5.000%	6/1/52	5,000	5,467
Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	5,500	5,206
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/36	2,870	2,667
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/40	5,000	5,577
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/42	4,000	4,432
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/41	9,255	10,399
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/43	2,660	2,634
Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/40	3,000	2,555
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/36	4,880	5,119
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/37	5,075	5,252
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/47	4,000	3,973
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/34	5,470	5,352
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/35	2,720	2,592
Virginia Commonwealth Transportation Board Appropriations Revenue (US Route 58 Corridor Development Program)	5.000%	5/15/26	5,030	5,307
Virginia Commonwealth Transportation Board Appropriations Revenue (US Route 58 Corridor Development Program)	5.000%	5/15/28	5,000	5,516
Virginia Commonwealth Transportation Board Appropriations Revenue (US Route 58 Corridor Development Program)	4.000%	5/15/44	9,140	9,169
Virginia Commonwealth Transportation Board Appropriations Revenue (US Route 58 Corridor Development Program)	4.000%	5/15/45	10,530	10,536
Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue	4.000%	5/15/35	935	986
Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue	4.000%	5/15/36	650	676
Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue	4.000%	5/15/37	940	966

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue	4.000%	5/15/38	905	924
	Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue	5.000%	5/15/57	12,140	13,079
	Virginia Port Authority Commonwealth Port Fund Appropriations Revenue	5.250%	7/1/48	7,000	7,982
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/30	4,000	4,179
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/32	9,370	10,382
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/35	5,000	5,281
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/39	1,410	1,437
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/40	8,450	8,543
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	18,000	17,080
[11]	York County Economic Development Authority Electric Power & Light Revenue (Virginia Electric & Power Company Project) PUT	3.650%	10/1/27	515	512
					285,054
Washington (0.8%)
	Bellevue WA GO	4.000%	12/1/39	1,175	1,185
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/41	13,840	14,404
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/39	270	303
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/40	590	660
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/41	750	836
	King County School District No. 403 Renton GO	4.000%	12/1/39	2,205	2,242
	King County School District No. 403 Renton GO	4.000%	12/1/40	2,850	2,884
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	4.000%	12/1/39	2,475	2,488
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/31	3,260	3,310
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/32	3,425	3,475
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	9/1/42	1,200	1,191
	Seattle WA Municipal Electric Power & Light Revenue	4.000%	7/1/41	2,390	2,415
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	4/1/29	3,825	3,924
	Virginia Port Authority Commonwealth Port Fund Appropriations Revenue	4.000%	7/1/36	3,600	3,793
	Washington GO	5.000%	6/1/38	10,615	11,862
	Washington GO	5.000%	2/1/39	9,570	10,732
	Washington GO	5.000%	6/1/42	1,250	1,337
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/44	1,730	1,604

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	8,750	7,987
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/50	1,400	1,289
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/42	975	865
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/46	2,205	1,894
	Washington Housing Finance Commission Local or Guaranteed Housing Revenue	3.500%	12/20/35	29,435	27,193
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	8,000	7,705
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/34	130	119
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/58	4,460	3,858
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	5.000%	7/1/48	2,400	1,747
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	5.000%	7/1/53	2,245	1,587
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	5.000%	1/1/48	5,500	4,350
					127,239
West Virginia (0.3%)
[3]	Morgantown Utility Board Inc. Water Revenue	5.000%	12/1/41	7,000	7,288
[3]	Morgantown Utility Board Inc. Water Revenue	5.000%	12/1/46	6,320	6,542
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/34	7,595	7,755
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.250%	6/1/47	5,500	5,375
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/51	2,500	2,291
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.375%	6/1/53	11,510	11,200
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/30	3,075	3,372
					43,823
Wisconsin (1.2%)
	Madison Metropolitan School District GO	4.000%	3/1/36	2,460	2,534
	Madison Metropolitan School District GO	4.000%	3/1/37	5,120	5,234
[3]	Milwaukee WI GO	5.000%	4/1/26	1,345	1,393
[3]	Milwaukee WI GO	5.000%	4/1/27	1,350	1,421
[3]	Milwaukee WI GO	5.000%	4/1/28	1,690	1,803
[3]	Milwaukee WI GO	5.000%	4/1/29	1,690	1,826
	Milwaukee WI GO	3.000%	4/1/32	4,820	4,486
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/38	1,915	2,094
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/39	1,100	1,203
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/40	800	873

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/41	1,000	1,091
[3]	Monona Grove WI School District GO	3.000%	5/1/34	2,195	2,062
[3]	Monroe School District GO	5.000%	3/1/37	775	848
[3]	Monroe School District GO	5.000%	3/1/38	700	760
[3]	Monroe School District GO	4.000%	3/1/39	1,855	1,848
	Neenah Joint School District GO	3.000%	3/1/31	1,960	1,928
	Neenah Joint School District GO	3.000%	3/1/32	3,735	3,620
	Neenah Joint School District GO	4.000%	3/1/33	4,045	4,261
[5]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/41	1,000	911
	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/48	1,530	1,505
[5]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/51	1,145	999
	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/55	4,135	4,000
[5]	Public Finance Authority College & University Revenue (Rider University Project)	4.500%	7/1/48	3,000	2,289
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	390	365
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	450	414
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	375	340
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	350	314
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	375	333
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	9,620	8,902
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/46	6,500	5,490
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	2,700	2,216
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/52	7,500	7,010
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/52	3,750	3,901
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/56	1,125	868
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	7/1/26	2,000	1,965
[3]	Racine Unified School District GO	5.000%	4/1/37	1,000	1,107
[3]	Racine Unified School District GO	5.000%	4/1/41	1,480	1,609
[3]	Racine Unified School District GO	5.000%	4/1/42	1,000	1,083
	Wisconsin Department of Transportation Miscellaneous Revenue	4.000%	7/1/36	1,250	1,291
	Wisconsin Department of Transportation Miscellaneous Revenue	4.000%	7/1/39	1,500	1,514
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/31	1,000	1,022
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/32	1,080	1,102
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/41	15,000	15,506
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	5,145	5,453

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	2,380	2,519
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/34	5,630	5,676
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/35	5,055	5,078
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	1,440	1,466
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,600	1,619
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	15,000	15,063
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	5,000	5,024
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/38	4,950	4,128
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/39	5,170	4,246
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	4,000	4,090
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/46	3,765	3,554
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/48	6,120	6,279
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	3,750	3,517
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/51	2,550	2,378
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/52	3,750	4,057
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	5.000%	3/1/53	4,210	4,341
[11]	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	3.750%	11/1/26	4,730	4,725
					188,554
Wyoming (0.0%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/37	35	35
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/38	35	34
	Laramie County WY Health, Hospital, Nursing Home Revenue	3.000%	5/1/42	660	495
					564
Total Tax-Exempt Municipal Bonds (Cost $15,555,121)					14,882,821

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (3.4%)
Money Market Fund (3.4%)
[17]	Vanguard Municipal Cash Management Fund (Cost $512,854)	4.050%	5,128,512	512,902
Total Investments (100.5%) (Cost $16,067,975)				15,395,723
Other Assets and Liabilities—Net (-0.5%)				(69,466)
Net Assets (100%)				15,326,257
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2023.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
4	Step bond.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, the aggregate value was $229,297,000, representing 1.5% of net assets.
6	Non-income-producing security—security in default.
7	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
11	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
12	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
13	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
14	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
15	Securities with a value of $675,000 have been segregated as initial margin for open futures contracts.
16	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2023	729	77,872	155

Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
Ultra Long U.S. Treasury Bond	September 2023	(122)	(16,131)	131
				286
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	14,882,821	—	14,882,821
Temporary Cash Investments	512,902	—	—	512,902
Total	512,902	14,882,821	—	15,395,723
Derivative Financial Instruments
Assets
Futures Contracts[1]	286	—	—	286
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.